UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6589

FIRST FUNDS
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado			80202
(Address of principal executive offices)			(Zip code)

Erin E. Douglas First Funds 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2005

Item 1 - Reports to Stockholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report • June 30, 2005

Letter from the Chairman

Dear Shareholders:

During the previous 12 months, escalating oil prices and rising interest rates kept the stock and bond markets fluctuating between periods of positive and negative performance.

Crude oil prices surged throughout the period and eventually broke the $60 per barrel all-time high.  Record oil prices caused inflationary concerns and fears of restricted economic growth among investors, as rising fuel costs can have a downward influence on most companies’ profits and on consumer spending.  Throughout the period, however, corporate profits and consumer spending generally remained robust.

Likewise, the economy has maintained strong growth with gross domestic product increasing 4.4% for calendar 2004.  In the first quarter of 2005, GDP slowed slightly but still gained at a 3.8% annual rate.  Even in the midst of this growth, inflation was well contained, as the Consumer Price Index only increased by 3.3% for 2004, and 3.1% for the first six months of 2005.

In the 12-month period, the Federal Reserve (the “Fed”) continued its tightening cycle and raised the federal funds rate from 1.25% to 3.25%.  The Fed has indicated that further rate increases are likely.  Despite the interest rate environment, bond funds delivered positive returns across the board for the first six months of the period.  According to investment research firm Morningstar, Inc., the long-term bond category was up 6%, and the intermediate-term group gained nearly 4% for the year through December 30, 2004.

Although most bond funds suffered declines during the first quarter of 2005, many returned to positive territory by the end of June 2005.  Morningstar reported that long-term U.S. government bond funds added 5.2% on average, while their intermediate-term peers gained 2.7% for the second calendar quarter of 2005.

Meanwhile, the stock market posted strong gains at the end of 2004 but slowed in 2005.  By year-end 2004, Morningstar’s U.S. Market Index, which tracks the performance of the broad U.S. equity market, gained 12.35%.  However, for the first six months of 2005, the index only posted a 0.15% increase.

Comparatively, Morningstar’s U.S. Core Index, which tracks the performance of stocks where neither growth nor value characteristics predominate, posted a 15.62% return for year-end 2004, but posted a 1.21% loss for the first six months of 2005.

Results of the past year demonstrate how difficult it is to predict market movements or the popularity of fund styles.  Because no one knows where the fixed-income or equity markets are headed over the short-term, attempting to time the market can be hazardous to an investor’s longer-term financial goals.

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This is why at First Funds we continue to believe in the three tenets of sound investing: consistency to maintain a repeatable investment strategy, discipline to respect the markets and the inherent risks of investing, and patience to take a long-term view of the markets.  To help investors achieve their goals through consistency, discipline and patience, First Funds offers an array of investments, including equity, fixed-income and money market portfolios.  Additionally, we provide tax-advantaged accounts such as Coverdell Education Savings Accounts and individual retirement accounts.

The following report includes commentary from our portfolio management teams as well as full financial information on the funds.  To answer your questions or for access to your account, feel free to contact First Funds at 800.442.1941. You may also access up-to-date Portfolio information at www.firstfunds.com.

Thank you for your investment in First Funds.  As always, we appreciate the opportunity to serve your financial needs.

Sincerely,

Richard C. Rantzow
Chairman, Board of Trustees

First Funds

•                  Are NOT insured by the FDIC or any other governmental agency.

•                  Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

•                  Involve investment risks, including the possible loss of the principal amount invested.

•                  Although the Money Market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

First Funds Core Equity Portfolio

Core Equity Portfolio Managers

David Thompson and Mark Cronin

Mr. Thompson is senior vice president with Highland Capital Management Corp. and is a Chartered Financial Analyst. After graduating from the University of Mississippi in 1981, he worked as an analyst for Gulf Oil for three years, then went on to receive a M.B.A. from the University of North Carolina in 1986. Mr. Thompson has 16 years of investment experience including nine years of experience managing both individual and institutional investment portfolios at major regional banks. He joined Highland Capital’s equity team in 1995.

Mr. Cronin is vice president with Highland Capital Management Corp. and is a Chartered Financial Analyst.  He has two decades of investment experience and earned a B.A. from the University of Washington.  Former employers include Merrill Lynch and Paine Webber.  Prior to joining Highland Capital in 1999, Mr. Cronin was senior portfolio manager and vice president with First Chicago NBD.

Fiscal Year Review

Market Review and Portfolio Update

The stock market produced a positive rate of return during the past 12 months. Most of the gain was recorded in the October-December 2004 quarter when the election uncertainty was erased and concerns relative to the Iraq war dissipated.  The economy continued to strengthen with a gross domestic product (GDP) annual growth rate of 4.4% for calendar 2004 compared to 3.0% for calendar 2003.  In the first quarter of 2005 GDP slowed slightly to 3.8%.  In the midst of this growth, inflation remained well contained.

During the period, the Portfolio was overweighted in the financials, consumer discretionary and information technology sectors.  The Portfolio’s financial holdings fared well despite higher interest rates from the Federal Reserve.  The information technology sector outperformed the S&P 500 Index in the last quarter and we believe this group may continue to perform well in 2005.  We also anticipate that the consumer discretionary sector may benefit from the strong economy and from the potential of falling crude oil prices.  Lower energy prices could provide additional discretionary income for consumers.

Although the Federal Reserve has indicated that it is not finished raising interest rates, we feel the end of this series of rate hikes may be near.  If true, this could be a positive for the overweighting that the Portfolio has in financial stocks, as this sector historically performs well at the end of a cycle of rate increases.

Our overall outlook for the market is predicated on crude oil prices.  A continued upward movement of crude prices or a sustained high price level could have detrimental impacts on the economy and corporate earnings.  However, a sustained drop in crude prices could offer a positive boost to the economy, consumer confidence and earnings.

Industry Breakdown and Performance

Showing Percentage of Total Net Assets	as of June 30, 2005

Financials		27.6%
Insurance	17.3%
Diversified Financials	7.2%
Banks	3.1%
Consumer Discretionary		18.1%
Information Technology		17.3%
Consumer Staples		10.7%
Industrials		6.6%
Money Market Mutual Funds		5.9%
Healthcare		5.6%
Telecommunications		3.7%
Energy		3.0%

**Other Assets in Excess of Liabilities - 1.5%

	Cumulative Total Return*	Average Annual Total Return*
	Since Inception	1 Year	5 Year	10 Year	Since Inception
Class I	254.49%	(0.45)%	(1.51)%	10.26%	11.20%
Class A	225.92%	(11.71)%	(2.90)%	9.33%	10.42%
Class B	213.06%	(6.23)%	(2.85)%	9.11%	10.05%
Class C	213.90%	(2.18)%	(2.44)%	9.14%	10.07%
S&P 500	229.52%	6.29%	(2.38)%	9.93%	10.52%

Comparison of 10 Year Change in Value of a $750,000 Investment in the First Funds Core Equity Portfolio (Class I) and the S&P 500.

Please note:  Class I inception is August 2, 1993.  Minimum investment for Class I is $750,000.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance data quoted represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted.  Call First Funds at 800.442.1941 to obtain performance data current to the most recent month end.

*Total Returns are for the period ended 6/30/2005 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect, and any expense reimbursements.  Without the fee waivers and expense reimbursements, the Total Return figures would have been lower.  Class I inception date is 8/2/1993.  On 12/9/1993, the Portfolio commenced sales of Class C shares, which include a .75% distribution fee and a .25% shareholder services fee.  Performance information prior to 12/9/1993 for Class C shares is based on the performance of Class I shares and does not reflect the effects of these fees, which, if included, would lower Class C performance.  Quotation of Class C performance reflects a 1% Deferred Sales Load applied to redemptions made during the first year after purchase.  Without this load, the figures quoted would have been (1.19)% for 1 Year.  The Portfolio commenced sales of Class A shares on 12/20/1995, which include a .25% shareholder services fee.  Class A performance shown is based on a maximum 5.75% initial sales charge.  Performance information for Class A shares prior to their inception date is based on the performance of Class I shares and does not reflect the effects of these fees which, if included, would lower Class A performance.  The Portfolio commenced sales of Class B shares on 8/3/1999.  These shares include a 1.00% distribution fee.  Performance information for Class B shares prior to their inception reflect applicable Class C and Class I performance data.  Class B performance shown is net of CDSC. Class B shares of the Portfolio are subject to a 5.00% CDSC which declines to 0.00% for shares held up to six years.

First Funds Capital Appreciation Portfolio

Capital Appreciation Portfolio Managers
Portfolio Management Team

A team of portfolio managers and analysts is responsible for the day-to-day operations of the Portfolio.  The team is led by Marshall Bassett, chief investment officer, growth equities of Delaware Investments.  Mr. Bassett serves as senior portfolio manager for the consumer and retail sectors.  He has over 20 years of professional investment exprience.

Other Team Members

Matthew Todorow, portfolio manager, healthcare sector

Steven Lampe, portfolio manager, financial sector

Lori Wachs, portfolio manager, consumer and retail sector

Fiscal Year Review

Market Review and Portfolio Update

The last 12 months saw the equity market move in fits and starts.  The market was down in July 2004 brought on by concerns about the economy and rising fuel costs.  But soon after that, stocks rallied.  The strength of the October-December quarter pulled most stock indices into double-digit territory for the 2004 calendar year, even though many entered the quarter flat or negative.  This optimism was dashed in the following quarter as rising energy prices spread fear of a decelerating economy.  By June 2005, however, the market rallied again, as energy prices and inflation fears eased.  This rally lifted many stock indices into positive territory for the previous 12 months.

Stock selection in the consumer non-durable sector, particularly retailers, produced the most significant positive impact on the Portfolio.  Urban Outfitters, Inc. was a top contributor to performance, as it posted strong sales and earnings growth.  Carter’s, Inc. also performed well based in part on improved growth prospects with its acquisition of OshKosh B’Gosh Co., which helped send the stock up 46% in the last quarter and 114% for the previous 12 months.

Hindering performance was healthcare in aggregate, due to the severe battering that biotech stocks took, particularly in the January-March quarter.  Individually, Inspire Pharmaceuticals, Inc. was one detractor from performance, falling by half upon announcing disappointing results regarding its experimental drug for chronic dry-eye syndrome.  We exited from the stock as a result of this news.

Entering the next period, we continue to maintain an overweighted position in the biotech sector (a sub-sector within healthcare), as we believe the negative sentiment toward this sector has been overly severe.  We have also reduced our underweighted position in technology to the smallest margin since 2001 because we feel the negative sentiment regarding many companies’ future growth prospects has become too pessimistic.

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Industry Breakdown and Performance

Showing Percentage of Total Net Assets	as of June 30, 2005

Healthcare	21.6%
Technology	18.4%
Consumer Non-Durables	16.1%
Consumer Services	13.4%
Financials	9.6%
Business Services	8.0%
U.S. Government & Agency Obligations	6.9%
Capital Goods	4.7%
Transportation	3.0%
Money Market Mutual Funds	1.0%

** Liabilities in Excess of Other Assets - (2.7)%

	Cumulative Total Return*	Average Annual Total Return*
	Since Inception	1 Year	5 Year	Since Inception
Class I	51.46%	1.15%	0.42%	5.44%
Class A	32.57%	(4.88)%	(1.03)%	3.71%
Class B	33.71%	(4.82)%	(1.06)%	3.82%
Class C	32.32%	(0.90)%	(0.66)%	3.68%
Russell 2000 Growth Index	13.80%	4.02%	(4.78)%	1.67%

Comparison of Since Inception Change in Value of a $750,000 Investment in the First Funds Capital Appreciation Portfolio (Class I) and the Russell 2000 Growth Index.

Please note:  Class I inception is September 2, 1997. Minimum investment for Class I is $750,000.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Call First Funds at 800.442.1941 to obtain performance data current to the most recent month end.

*Total Returns are for the period ended 6/30/2005 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements.  Without the fee waivers and expense reimbursements, the Total Return figures would have been lower.  Class I inception date is 9/2/1997.  The Portfolio commenced sales of Class A shares on 10/2/1997.  These shares include a .25% shareholder services fee.  Class A performance shown is based on a maximum 5.75% initial sales charge.  On 10/2/1997, the Portfolio commenced sales of Class C shares, which include a .75% distribution fee and a .25% shareholder services fee.  Quotation of Class C performance reflects a 1% Deferred Sales Load applied to redemptions made during the first year after purchase.  Without this load, the figures quoted would have been 0.10% for 1 Year.  The Portfolio commenced sales of Class B shares on 8/3/1999.  These shares include a 1.00% distribution fee.  Class B shares of Capital Appreciation prior to their inception reflect applicable Class C performance data.  Class B performance shown is net of CDSC.  Class B shares of the Portfolio are subject to a 5.00% CDSC which declines to 0.00% for shares held up to six years.

First Funds Intermediate Bond Portfolio

Intermediate Bond Portfolio Managers

Ralph W. Herbert, Ted L. Flickinger, Jr. and Michael W. Holt

Mr. Herbert is vice president for Martin & Company, the sub-adviser to the Portfolio.  He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank.  In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank which merged with First Tennessee Bank in 1991.  Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Horizon National Corporation.

Mr. Flickinger is executive vice president for Martin & Company and is a Chartered Financial Analyst.  Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years.  His 25-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

Mr. Holt is a Chartered Financial Analyst, holds a M.B.A. and is senior vice president for Martin & Company.  Prior to joining the firm in 2002, he was senior vice president, fixed income portfolio manager, and head of fixed income research for Wachovia Asset Management. Mr. Holt’s 18-year investment career also includes being a fixed income portfolio manager with Third National Bank (now SunTrust) and a fixed income account representative with Morgan Keegan & Company.

Fiscal Year Review

Market Review and Portfolio Update

During the 12-month period, the Federal Reserve (the “Fed”) raised the federal funds rate from 1.25% to 3.25%. During the July-September 2004 quarter, investors who assumed more interest rate and credit quality risks were rewarded as long-term securities gained more in value than short-term securities, and lower quality bonds outperformed higher quality bonds of similar maturity.  In the following quarter, BBB-rated bonds again outpaced their higher quality counterparts.

From January through March 2005, the yield curve flattened.  Long-term Treasury rates declined and BBB-rated bonds became the worst performers in the investment-grade sector.  During the April-June quarter, bond prices generally rose, the interest rate curve flattened and high credit quality bonds continued to outshine lower quality bonds.

During the previous 12 months, we reduced the Portfolio’s allocation to the corporate market by cutting back exposure to the auto sector and selling GMAC and Daimler Chrysler Corp. bonds.  For the period, we maintained a shorter duration with Portfolio than the benchmark Lehman Brothers Intermediate Government/Credit Index.  The Portfolio began 2005 with a targeted duration of 81% of the benchmark.  In June 2005, the duration target was cut to 76% of the benchmark, which equates to a 2.8-year duration.  The benchmark duration is 3.7 years.

Going forward, we remain cautious about inflation and its resulting negative impact on bond values.

Given our sense of the elevated risk of rising inflation rates and the historically low level of real rates, we believe it remains prudent for the Portfolio to keep a lower duration than the benchmark.  The Portfolio also continues to hold a greater allocation of agency securities and high quality corporate bonds than the benchmark.

Industry Breakdown and Performance

Showing Percentage of Total Net Assets	as of June 30, 2005

U.S. Government & Agency Obligations		47.4%
Financials		29.4%
Banks	11.5%
Broker/Dealers	9.6%
Insurance	4.2%
Financial Services	3.5%
Leasing Company	0.6%
Industrials		17.1%
Money Market Mutual Funds		2.6%
Utilities		2.5%
Morgage-Backed Obligations		0.0%**

**Less than 0.05% of Net Assets

*** Other Assets in Excess of Liabilities - 1.0%

	Cumulative Total Return*	Average Annual Total Return*
	Since Inception	1 Year	5 Year	Since Inception
Class I	50.17%	3.72%	6.41%	5.70%
Class A	42.23%	(0.15)%	5.39%	4.93%
Class B	40.42%	(1.02)%	5.30%	4.88%
Class C	40.33%	1.94%	5.61%	4.87%
Lehman Bros. Intermediate Gov’t/Credit Index	54.67%	4.77%	6.86%	6.13%

Comparison of Since Inception Change in Value of a $750,000 Investment in the First Funds Intermediate Bond Portfolio (Class I) and the Lehman Brothers Intermediate Government/Credit Index.

Please note:  Class I inception is March 2, 1998.  Minimum investment for Class I is $750,000.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance data quoted represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted.  Call First Funds at 800.442.1941 to obtain performance data current to the most recent month end.

*Total Returns are for the period ended 6/30/2005 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements.  Without the fee waivers and expense reimbursements, the Total Return figures would have been lower.  Class I inception date is 3/2/1998.  The Portfolio commenced sales of Class A shares on 3/9/1998.  These shares include a .25% shareholder services fee.  Class A performance shown is based on a maximum 3.50% initial sales charge.  On 5/19/1998, the Portfolio commenced sales of Class C shares, which include a  .50% distribution fee and a .25% shareholder services fee.  Quotation of Class C performance reflects a 1% Deferred Sales Load applied to redemptions made during the sixteen months after purchase.  Without this load, the figures quoted would have been 2.94% for 1 Year.  The Portfolio commenced sales of Class B shares on 10/28/2002.  These shares include a 0.70% distribution fee.  Class B shares prior to their inception reflect applicable Class C performance data.  Class B shares of the Intermediate Bond Portfolio are subject to a 4.00% CDSC which declines to 0.00% for shares held up to six years.  Treasury bonds are guaranteed as to the timely payment of interest and repayment of principal if held to maturity.

First Funds Tennessee Tax-Free Portfolio

Tennessee Tax-Free Portfolio Managers

Ralph W. Herbert and Ted L. Flickinger, Jr.

Mr. Herbert is vice president for Martin & Company, the sub-adviser to the Portfolio.  He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank.  In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank which merged with First Tennessee Bank in 1991.  Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Horizon National Corporation.

Mr. Flickinger is executive vice president for Martin & Company and is a Chartered Financial Analyst.  Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years.  His 25-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

Fiscal Year Review

Market Review and Portfolio Update

During the July-September 2004 quarter, municipal bond yields dropped and the yield curve flattened as the result of Federal Reserve (the “Fed”) tightening.  As rates dropped, we shortened the Portfolio’s duration to 4.9 years from 5 years because we felt there was not enough yield to warrant a longer duration and the implied risk.  In the following quarter, municipal bonds finished with positive returns and we extended the Portfolio’s duration back to 5 years as rates began to rise.  Ten-year municipal yields ended 2004 at 3.64%, up from 3.60% at year-end 2003.

In the January-March quarter, the Fed pushed the federal funds rate to 2.75%, causing the yield curve to continue to flatten.  We extended the Portfolio’s duration to 5.1 years.  During the next quarter, the Fed raised the federal funds rate to 3.25%.  We then extended the Portfolio’s duration to 5.2 years to capture higher yields.

For the first six months of 2005, nationwide new municipal bond issuance reached $205 billion, marking an increase of almost 9% over the same period in 2004.  In Tennessee, new issue volume for the six-month period totaled more than $2.2 billion, a 57% increase from last year for the same period.

During the past 12 months, municipal yields in the Portfolio’s area of interest – 10 to 15 years – have dropped nearly 0.50% and are close to their three-year lows.  Because we think real rates are too low, our goal is to limit interest rate risk in the Portfolio going forward.  We also remain cautious about inflation and its resulting negative impact on bond values.

Industry Breakdown and Performance

Showing Percentage of Total Net Assets	as of June 30, 2005

General Obligation Bonds		53.6%
Health & Education		26.5%
Health	18.0%
Education	8.5%
Utilities		11.4%
Other		4.7%
Housing		2.8%
Money Market Mutual Funds		0.0%**

** Less than 0.05% of Net Assets

***Other Assets in Excess of Liabilities - 1.0%

	Cumulative Total Return*	Average Annual Total Return*
	Since Inception	1 Year	5 Year	Since Inception
Class I	58.56%	5.05%	5.26%	4.95%
Class A	49.49%	0.85%	4.17%	4.32%
Class B	50.46%	0.31%	4.16%	4.37%
Class C	52.35%	3.52%	4.73%	4.51%
Lehman Bros. 10-Year Municipal Bond Index	74.53%	7.67%	6.74%	6.01%

Comparison of Since Inception Change in Value of a $750,000 Investment in the First Funds Tennessee Tax-Free Portfolio (Class I) and the Lehman Brothers 10-Year Municipal Bond Index.

Please note:  Class I inception is December 15, 1995.  Minimum investment for Class I is $750,000.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance data quoted represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted.  Call First Funds at 800.442.1941 to obtain performance data current to the most recent month end.

*Total Returns are for the period ended 6/30/2005 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements.  Without the fee waivers and expense reimbursements, the Total Return figures would have been lower.  Class I inception date is 12/15/1995.  On 12/15/1995, the Portfolio also commenced sales of Class C shares, which include a .50% distribution fee.  On 12/29/1995, the Portfolio commenced sales of Class A shares, which include a .25% shareholder services fee.  Class A performance shown is based on a maximum 3.75% initial sales charge.  Quotation of Class C performance reflects a 1% Deferred Sales Load applied to redemptions made during the first two years after purchase.  Without this load, the figures quoted would have been 4.52% for 1 Year.  The Portfolio commenced sales of Class B shares on 8/3/1999.  These shares include a 0.70% distribution fee.  Class B shares prior to their inception reflect applicable Class C performance data.  Class B performance shown is net of CDSC.  Class B shares of the Tennessee Tax-Free Portfolio are subject to a 4.00% CDSC which declines to 0.00% for shares held up to six years.

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Definitions

Common Terms

Basis Point

Smallest measure of quoting yields on bonds and notes.  One basis point is 0.01% of yield.

Bond Ratings

The quality of bonds can, to some degree, be determined from the ratings of the two most prominent rating services:  Moody’s and Standard & Poor’s.  The ratings are used by the government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond.  The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue.  However, since Moody’s and Standard & Poor’s rate bonds on a fee basis, some issuers choose not to be rated.  Many non-rated (NR) issues are sound investments.  The rating symbols of the two services are shown in the accompanying table.  Moody’s ratings may be modified by the addition of 1, 2 and 3 to show relative standing within the major rating categories in which 1 indicates a ranking in the higher end of the category, 2 in a mid-range and 3 in the lower end of the category.  Standard & Poor’s ratings may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

	Moody’s Investors Services, Inc.	Standard & Poor’s Corp. (Plus (+) or minus (-))

Prime	Aaa	AAA
Excellent	Aa	AA
Good	A	A
Average	Baa	BBB
Fair	Ba	BB
Poor	B	B
Marginal	Caa	C

Dividend

Net income distributed to shareholders generated by securities in a portfolio.  The Intermediate Bond, Tennessee Tax-Free, and all the Money Market Portfolios pay dividends monthly.  The Core Equity Portfolio and the Capital Appreciation Portfolios pay dividends annually.

Gain (or Loss)

If a stock or bond appreciates in price, there is an unrealized gain; if it depreciates there is an unrealized loss.  A gain or loss is “realized” upon the sale of a security; if a Portfolio’s net gains exceed net losses, there may be a capital gain distribution to shareholders.  There could also be an ordinary income distribution if the net gain is short term or no distribution if there is a capital loss carryover.

General Obligation Bonds

General Obligation Bonds (GOs) are debt-backed by the general taxing power of the issuer.  Payment of the obligation may be backed by a specific tax or the issuer’s general tax fund.  Examples of GOs include sidewalk bonds, sewer bonds and street bonds.  These bonds are also known as full faith and credit bonds because the debt is a general obligation of the issuer.

Insured Bonds

Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies.  The policies insure the payment of principal and/or interest of the issuer.  Examples of such companies are MBIA (Municipal Bond Investors Assurance Corporation), and AMBAC (American Municipal Bond Assurance Corporation).

Net Asset Value (NAV)

NAV is the total value of all securities and other assets held by a portfolio, minus liabilities, divided by the number of shares outstanding.  It is the value of a single share of a mutual fund on a given day.  The total value of your investment would be the NAV multiplied by the number of shares you own.

Revenue Bonds

Revenue Bonds are issued to provide capital for the construction of a revenue-producing facility.  The interest and principal payments are backed to the extent that the facility produces revenue to pay.  Examples of revenue bonds include toll bridges, roads, parking lots and ports.  The municipality is not obligated to cover debt payments on revenue bonds in default.

SEC Yield

The SEC Yield was mandated by the Securities and Exchange Commission in 1988 as a standardized yield calculation intended to put performance presentations for all bond and money market funds on a level playing field.  The SEC Yield does not take into account income derived from capital gains, option writing, futures, or return of capital.  The formula also adjusts the income from premium or discounted bonds to reflect the amortization of that bond.

Total Return

Total return measures a portfolio’s performance over a stated period of time, taking into account the combination of dividends paid and the gain or loss in the value of the securities held in the Portfolio.  It may be expressed on an average annual basis or a cumulative basis (total change over a given period).

Indices

Standard & Poor’s 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks.

Lehman Brothers Intermediate Government/Credit Index, an unmanaged index, is a broad measure of bond performance, and includes reinvestment of dividends and capital gains.  This index includes only investment-grade bonds with maturities of up to 10 years.

Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

Lehman Brothers 10-Year Municipal Bond Index, an unmanaged index, is a broad measure of shorter-term municipal bond performance and includes reinvestment of dividends and capital gains.

The Russell 2000® Growth Index, measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Fund Expenses

As a shareholder of the Funds, you incur two potential types of costs.  You incur transaction costs including sales charges, you also incur ongoing costs, including management fees, 12b-1 fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested on January 3, 2005 and held until June 30, 2005.

Actual Return.  The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return.  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.  In addition, if these transaction fees were included, your costs would have been higher.

Core Equity Portfolio

		Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expense Paid During Period * (1/3/05-6/30/05)
Class I	Actual Fund Return	$1,000.00	$958.00	$4.56
	Hypothetical Fund Return	$1,000.00	$1,019.89	$4.71
Class A	Actual Fund Return	$1,000.00	$956.30	$5.76
	Hypothetical Fund Return	$1,000.00	$1,018.64	$5.94
Class B	Actual Fund Return	$1,000.00	$952.90	$9.34
	Hypothetical Fund Return	$1,000.00	$1,014.96	$9.63
Class C	Actual Fund Return	$1,000.00	$953.40	$9.34
	Hypothetical Fund Return	$1,000.00	$1,014.96	$9.63

Capital Appreciation Portfolio

		Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expense Paid During Period * (1/3/05-6/30/05)
Class I	Actual Fund Return	$1,000.00	$951.00	$5.98
	Hypothetical Fund Return	$1,000.00	$1,018.39	$6.19
Class A	Actual Fund Return	$1,000.00	$949.60	$7.17
	Hypothetical Fund Return	$1,000.00	$1,017.16	$7.42
Class B	Actual Fund Return	$1,000.00	$946.70	$10.74
	Hypothetical Fund Return	$1,000.00	$1,013.49	$11.11
Class C	Actual Fund Return	$1,000.00	$946.20	$10.74
	Hypothetical Fund Return	$1,000.00	$1,013.49	$11.11

Intermediate Bond Portfolio

		Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expense Paid During Period * (1/3/05-6/30/05)
Class I	Actual Fund Return	$1,000.00	$1,012.40	$3.21
	Hypothetical Fund Return	$1,000.00	$1,021.33	$3.22
Class A	Actual Fund Return	$1,000.00	$1,011.10	$4.44
	Hypothetical Fund Return	$1,000.00	$1,020.11	$4.46
Class B	Actual Fund Return	$1,000.00	$1,008.80	$6.70
	Hypothetical Fund Return	$1,000.00	$1,017.85	$6.73
Class C	Actual Fund Return	$1,000.00	$1,008.60	$6.90
	Hypothetical Fund Return	$1,000.00	$1,017.65	$6.93

Tennessee Tax-Free Portfolio

		Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expense Paid During Period * (1/3/05-6/30/05)
Class I	Actual Fund Return	$1,000.00	$1,014.80	$3.41
	Hypothetical Fund Return	$1,000.00	$1,021.14	$3.42
Class A	Actual Fund Return	$1,000.00	$1,013.50	$4.64
	Hypothetical Fund Return	$1,000.00	$1,019.91	$4.66
Class B	Actual Fund Return	$1,000.00	$1,011.30	$6.86
	Hypothetical Fund Return	$1,000.00	$1,017.70	$6.88
Class C	Actual Fund Return	$1,000.00	$1,013.30	$5.87
	Hypothetical Fund Return	$1,000.00	$1,018.68	$5.89

U.S. Government Money Market Portfolio

		Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expense Paid During Period * (1/3/05-6/30/05)
Class I	Actual Fund Return	$1,000.00	$1,012.30	$1.23
	Hypothetical Fund Return	$1,000.00	$1,023.29	$1.24
Class C	Actual Fund Return	$1,000.00	$1,011.00	$2.47
	Hypothetical Fund Return	$1,000.00	$1,022.07	$2.48

Municipal Money Market Portfolio

		Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expense Paid During Period * (1/3/05-6/30/05)
Class I	Actual Fund Return	$1,000.00	$1,009.60	$1.48
	Hypothetical Fund Return	$1,000.00	$1,023.05	$1.49
Class C	Actual Fund Return	$1,000.00	$1,008.30	$2.71
	Hypothetical Fund Return	$1,000.00	$1,021.82	$2.73

Cash Reserve Portfolio

		Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expense Paid During Period * (1/3/05-6/30/05)
Class I	Actual Fund Return	$1,000.00	$1,012.30	$1.48
	Hypothetical Fund Return	$1,000.00	$1,023.05	$1.49
Class B	Actual Fund Return	$1,000.00	$1,007.30	$6.40
	Hypothetical Fund Return	$1,000.00	$1,018.15	$6.43
Class C	Actual Fund Return	$1,000.00	$1,011.00	$2.71
	Hypothetical Fund Return	$1,000.00	$1,021.82	$2.73

*Expenses are equal to the Core Equity Portfolio annualized expense ratios of 0.95%, 1.20%, 1.95% and 1.95% for classes I, A, B & C, respectively; Capital Appreciation Portfolio annualized expense ratios of 1.25%, 1.50%, 2.25% and 2.25% for classes I, A, B & C, respectively;  Intermediate Bond Portfolio annualized expense ratios of 0.65%, 0.90%, 1.36% and 1.40% for classes I, A, B & C, respectively;  Tennessee Tax-Free Portfolio annualized expense ratios of 0.69%, 0.94%, 1.39% and 1.19% for classes I, A, B & C, respectively;  U.S. Government Money Market Portfolio annualized expense ratio of 0.25% and 0.50% for classes I & C, respectively; Municipal Money Market Portfolio annualized expense ratios of 0.30% and 0.55% for classes I & C, respectively and Cash Reserve Portfolio annualized expense ratios of 0.30%, 1.30% and 0.55% for classes I, B & C, respectively,  multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the half-year period).

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of First Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Funds (the “Trust”) comprising the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free, U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios as of June 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights the periods presented.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting First Funds as of June 30, 2005, the results of their operations and for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche L.L.P.
Denver, Colorado
August 16, 2005

THIS PAGE INTENTIONALLY LEFT BLANK

Portfolio of Investments

As of June 30, 2005 - Showing Percentage of Total Net Assets

Core Equity Portfolio

	Shares	Value
COMMON STOCKS - 92.6%
CONSUMER DISCRETIONARY - 18.1%
Media - 11.6%
Comcast Corp., Class A*	352,518	$10,557,914
McGraw-Hill Co., Inc.	247,160	10,936,830
Omnicom Group, Inc.	176,915	14,128,432
Walt Disney Co.	496,000	12,489,280

TOTAL MEDIA		48,112,456

Motorcycle Manufacturers - 2.0%
Harley Davidson, Inc.	166,050	8,236,080

Retailing - 4.5%
Home Depot, Inc.	485,290	18,877,781

TOTAL CONSUMER DISCRETIONARY		75,226,317

CONSUMER STAPLES - 10.7%
Discount Stores - 1.2%
Wal-Mart Stores, Inc.	102,600	4,945,320

Food, Beverage & Tobacco - 7.3%
Costco Wholesale Corp.	324,050	14,523,921
Pepsico, Inc.	289,500	15,612,735

TOTAL FOOD, BEVERAGE & TOBACCO		30,136,656

Household & Personal Products - 2.2%
Colgate-Palmolive Co.	187,425	9,354,382

TOTAL CONSUMER STAPLES		44,436,358

ENERGY - 3.0%
Energy - 3.0%
Exxon Mobil Corp.	215,600	12,390,532

TOTAL ENERGY		12,390,532

FINANCIALS - 27.6%
Banks - 3.1%
Wells Fargo & Co.	206,906	12,741,271

Diversified Financials - 7.2%
Capital One Financial Corp.	281,425	22,516,814
Federal National Mortgage Association	129,600	7,568,640

TOTAL DIVERSIFIED FINANCIALS		30,085,454

Insurance - 17.3%
AFLAC, Inc.	360,400	15,598,112
American International Group, Inc.	262,970	15,278,558
Fidelity National Financial, Inc.	206,720	7,377,837
Willis Group Holdings, Ltd.	409,965	13,414,055
XL Capital, Ltd., Class A	269,600	20,063,632

TOTAL INSURANCE		71,732,194

TOTAL FINANCIALS		114,558,919

HEALTHCARE - 5.6%
Healthcare Equipment & Supplies - 2.7%
Medtronic, Inc.	218,750	11,329,062

Pharmaceuticals & Biotechnology - 2.9%
Pfizer, Inc.	427,915	11,801,896

TOTAL HEALTHCARE		23,130,958

INDUSTRIALS - 6.6%
Capital Goods - 3.4%
General Electric Co.	413,400	$14,324,310

Industrial Machinery - 3.2%
Ingersoll-Rand Co., Ltd.	187,350	13,367,423

TOTAL INDUSTRIALS		27,691,733

INFORMATION TECHNOLOGY - 17.3%
Semiconductors - 4.3%
Analog Devices, Inc.	167,250	6,240,097
Intel Corp.	446,650	11,639,699

TOTAL SEMICONDUCTORS		17,879,796

Software - 3.8%
Microsoft Corp.	637,500	15,835,500

Technology Hardware & Equipment - 9.2%
Cisco Systems, Inc. *	536,400	10,250,604
Flextronics International, Ltd.*	959,876	12,679,962
Jabil Circuit, Inc.*	167,450	5,145,738
Lexmark International, Inc.*	153,825	9,972,475

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		38,048,779

TOTAL INFORMATION TECHNOLOGY		71,764,075

TELECOMMUNICATIONS - 3.7%
Telecommunication Services - 3.7%
Vodafone Group, plc ADR	633,475	15,406,112

TOTAL TELECOMMUNICATIONS		15,406,112

TOTAL COMMON STOCKS (Cost $340,854,384)		384,605,004

MONEY MARKET MUTUAL FUNDS - 5.9%
SSgA Prime Money Market Fund	12,324,860	12,324,860
SSgA U.S. Treasury Money Market Fund	12,134,152	12,134,152

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $24,459,012)		24,459,012

TOTAL INVESTMENTS (Cost $365,313,396)	98.5%	409,064,016
Other Assets in Excess of Liabilities	1.5%	6,167,060
NET ASSETS	100.0%	$415,231,076

* Non-income producing security

ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

Income Tax Information:

At June 30, 2005, the net unrealized appreciation based on cost for income tax purposes of $365,747,629 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$57,470,572

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(14,154,185)

Net unrealized appreciation	$43,316,387

The difference between book and tax net unrealized appreciation is wash sale loss deferrals.

Other Information:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2005, aggregated $114,857,647 and $289,861,904, respectively.

Capital Appreciation Portfolio

Due Date	Coupon	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.9%
Federal National Mortgage Association
Discount Notes - 6.9%
07/01/05	2.97%	$7,020,000	$7,020,000
07/05/05	3.09%	400,000	399,863
07/06/05	3.15%	520,000	519,773
07/13/05	3.15%	80,000	79,916
07/13/05	3.13%	270,000	269,718

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $8,289,270)			8,289,270

	Shares
COMMON STOCKS - 94.8%
Business Services - 8.0%
Advisory Board Co.*	45,200	2,203,048
aQuantive, Inc.*	69,400	1,229,768
Ivillage, Inc.*	234,900	1,404,702
Jupitermedia Corp.*	116,100	1,988,793
Portfolio Recovery Associates, Inc.*	4,300	180,686
Resources Connection, Inc.*	77,800	1,807,294
SupportSoft, Inc.*	166,600	864,654

TOTAL BUSINESS SERVICES		9,678,945

Capital Goods - 4.7%
Engineered Support Systems, Inc.	42,050	1,506,651
Lincoln Electric Holdings, Inc.	53,800	1,783,470
NCI Building Systems, Inc.*	51,100	1,676,080
Trex Company, Inc.*	29,800	765,860

TOTAL CAPITAL GOODS		5,732,061

Consumer Non-Durables - 16.1%
America’s Car Mart, Inc.*	44,650	1,005,072
Build-A-Bear-Workshop, Inc.*	42,000	984,900
Carter’s, Inc.*	30,500	1,780,590
Coach, Inc.*	87,800	2,947,446
Guitar Center, Inc.*	37,900	2,212,223
Hibbett Sporting Goods, Inc.*	95,587	3,617,012
Tractor Supply Co.*	23,200	1,139,120
Urban Outfitters, Inc.*	66,600	3,775,554
Warnaco Group, Inc.*	84,000	1,953,000

TOTAL CONSUMER NON-DURABLES		19,414,917

Consumer Services - 13.4%
BJ’s Restaurants, Inc.*	270,700	5,506,038
Cheesecake Factory, Inc.*	50,700	1,760,811
Collectors Universe, Inc.*	80,000	1,401,600
First Cash Financial Services, Inc.*	55,950	1,195,651
Four Seasons Hotel, Inc.	21,900	1,447,590
InPhonic, Inc.*	47,400	729,012
Rare Hospitality International, Inc.*	46,850	1,427,520
Sonic Corp.*	66,762	2,038,244
TRM Corp.*	41,400	696,348

TOTAL CONSUMER SERVICES		16,202,814

Financials - 9.6%
Brookline Bancorp, Inc.	81,000	1,317,060
Delphi Financial Group, Inc.	60,200	2,657,830
Downey Financial Corp.	21,200	1,551,840
Hub International, Ltd.	41,000	799,090
RAIT Investment Trust	37,100	1,111,145
Signature Bank*	66,700	1,627,480
Westcorp	48,100	2,521,402

TOTAL FINANCIALS		11,585,847

See accompanying Notes to Financial Statements.

	Shares	Value
Healthcare - 21.6%
Align Technology, Inc. *	150,600	$1,109,922
Amylin Pharmaceuticals, Inc.*	94,000	1,967,420
Animas Corp.*	99,300	2,000,895
Conceptus, Inc.*	124,000	700,600
Conor Medsystems, Inc.*	45,100	692,285
CV Therapeutics, Inc.*	117,100	2,625,382
Digene Corp.*	50,800	1,406,144
Dyax Corp.*	130,600	616,432
Encysive Pharmaceuticals, Inc.*	111,800	1,208,558
Immucor, Inc.*	54,350	1,573,432
Isolagen, Inc.*	167,900	688,390
Medicis Pharmaceutical Corp.	41,100	1,304,103
MGI PHARMA, Inc.*	66,000	1,436,160
Nektar Therapeutics*	125,900	2,120,156
POZEN, Inc.*	91,900	753,580
Protein Design Labs, Inc.*	83,000	1,677,430
Rigel Pharmaceuticals, Inc.*	58,400	1,163,328
SeraCare Life Sciences, Inc.*	38,700	541,413
United Therapeutics Corp.*	52,400	2,525,680

TOTAL HEALTHCARE		26,111,310

Technology - 18.4%
Agile Software Corp.*	129,300	814,590
Akamai Technologies, Inc.*	134,600	1,767,298
Cymer, Inc.*	55,400	1,459,790
Integrated Device Technology, Inc.*	84,900	912,675
Interwoven, Inc.*	154,500	1,163,385
Manhattan Associates, Inc.*	44,000	845,240
Marchex, Inc.*	121,600	1,828,864
MatrixOne, Inc.*	223,600	1,118,000
Mattson Technology, Inc.*	159,200	1,139,872
Merix Corp.*	92,100	538,785
NMS Communications Corp.*	156,300	447,018
O2Micro International, Ltd.*	178,600	2,509,330
Power Integrations, Inc.*	64,500	1,391,265
SiRF Technology Holdings, Inc.*	95,500	1,688,440
Skyworks Solutions, Inc.*	85,300	628,661
Tessera Technologies, Inc.*	82,300	2,749,643
TIBCO Software, Inc.*	188,700	1,234,098

TOTAL TECHNOLOGY		22,236,954

Transportation - 3.0%
Knight Transportation, Inc.	63,350	1,541,305
Old Dominion Freight Line, Inc.*	40,500	1,086,615
Universal Truckload Services, Inc.*	63,000	1,064,070

TOAL TRANSPORTATION		3,691,990

TOTAL COMMON STOCKS (Cost $101,917,012)		114,654,838

MONEY MARKET MUTUAL FUNDS - 1.0%
SSGA Prime Money Market Fund	597,413	597,413
SSGA U.S. Treasury Money Market Fund	597,371	597,371

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,194,784)		1,194,784

TOTAL INVESTMENTS (Cost $111,401,066)	102.7%	124,138,892

Liabilities in Excess of Other Assets	-2.7%	(3,261,714)
NET ASSETS	100.0%	$120,877,178

*Non-income producing security

Income Tax Information:

At June 30, 2005, the net unrealized appreciation based on cost for income tax purposes of $111,676,201 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$21,414,227

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(8,951,536)

Net unrealized appreciation	$12,462,691

The difference between book and tax net unrealized appreciation is wash sale loss deferrals

At June 30, 2005, the Capital Appreciation Portfolio had a capital loss carryover of $1,496,878 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2011.  During the year ended June 30, 2005, the Capital Appreciation Portfolio used capital loss carryovers of $5,028,202.

Other Information:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2005, aggregated $95,759,245 and $86,968,331, respectively.

See accompanying Notes to Financial Statements.

Intermediate Bond Portfolio

Due Date	Coupon	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 47.4%
U.S. Treasury Notes - 8.2%
09/15/05	3.125%	$14,175,000	$13,934,691
02/15/09	3.000%	14,000,000	13,672,974

TOTAL U.S. TREASURY NOTES			27,607,665

Federal Farm Credit Bank - 1.6%
06/15/07	3.250%	2,500,000	2,472,090
07/21/08	3.150%	3,000,000	2,933,874

TOTAL FEDERAL FARM CREDIT BANK			5,405,964

Federal Home Loan Bank - 13.3%
11/15/06	4.125%	20,000,000	20,077,360
11/15/06	4.875%	14,000,000	14,183,764
10/05/07	3.375%	11,000,000	10,899,075

TOTAL FEDERAL HOME LOAN BANK			45,160,199

Federal Home Loan Mortgage Corporation - 14.1%
01/15/06	5.250%	6,500,000	6,549,160
06/16/06	2.910%	14,500,000	14,383,463
01/05/07	6.700%	5,000,000	5,210,965
01/19/07	3.050%	2,500,000	2,472,003
09/15/07	3.500%	1,950,000	1,938,025
01/23/08	3.650%	10,540,000	10,480,955
03/15/09	5.750%	4,510,000	4,788,867
07/15/12	5.125%	1,810,000	1,918,624

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION			47,742,062

Federal National Mortgage Association - 7.2%
02/15/08	5.750%	2,850,000	2,983,676
02/01/11	6.250%	5,000,000	5,478,830
02/28/12	5.625%	11,000,000	11,272,998
08/01/12	5.250%	4,500,000	4,743,212

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION			24,478,716

Other - 3.0%
Private Export Funding Corp.
03/15/06	5.340%	10,000,000	10,110,530

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $159,716,495)			160,505,136

CORPORATE BONDS & NOTES - 49.0%
FINANCIALS - 29.4%
Banks 11.5%
AmSouth Bank*
02/01/08	6.450%	5,100,000	5,380,107
Bank of America Corp.
01/15/13	4.875%	4,940,000	5,067,467
First Union National Bank
02/15/10	7.875%	5,000,000	5,750,915
Key Bank
07/17/07	5.000%	5,500,000	5,589,787
Regions Bank
12/15/06	2.900%	2,530,000	2,486,679
Regions Financial Corp.
03/01/11	7.000%	4,500,000	5,063,571
Synovus Financial Corp.
02/15/13	4.875%	1,775,000	1,802,440
US Bank
02/04/14	6.300%	$7,000,000	$7,904,085

TOTAL BANKS			39,045,051

Broker/Dealers - 9.6%
Bear Stearns Co.
01/15/07	5.700%	6,330,000	6,474,792
Donaldson, Lufkin & Jenrette, Inc.
11/01/05	6.875%	1,000,000	1,009,800
Goldman Sachs Group, Inc.
08/17/05	7.625%	3,800,000	3,818,229
01/15/11	6.875%	3,500,000	3,902,612
J.P. Morgan Chase & Co.
05/30/07	5.250%	4,065,000	4,149,958
Lehman Brothers, Inc.
01/18/12	6.625%	4,500,000	5,025,978
Merrill Lynch & Co., Inc.
01/30/06	2.940%	5,400,000	5,376,785
01/15/07	7.000%	2,580,000	2,692,785

TOTAL BROKER/DEALERS			32,450,939

Financial Services - 3.5%
General Electric Corp.
11/21/11	4.375%	6,710,000	6,699,935
Washington Mutual Bank
01/15/15	5.125%	5,000,000	5,078,810

TOTAL FINANCIAL SERVICES			11,778,745

Insurance - 4.2%
AIG Sunamerica Global Financing*
08/01/08	5.850%	5,000,000	5,212,290
Allstate Financial Global Funding II*
04/15/07	2.625%	7,665,000	7,470,853
Cigna Corp.
01/15/06	6.375%	1,350,000	1,366,074

TOTAL INSURANCE			14,049,217

Leasing Company - 0.6%
International Lease Finance Corp.
01/17/06	4.000%	1,950,000	1,949,612

TOTAL FINANCIALS			99,273,565

INDUSTRIALS - 17.1%
Capital Goods - 3.8%
Boeing Capital Corp.
05/15/06	5.650%	1,125,000	1,142,655
Dover Corp.
11/15/05	6.450%	3,525,000	3,553,887
John Deere Capital
03/15/12	7.000%	7,000,000	8,031,044

TOTAL CAPITAL GOODS			12,727,586

Consumer Cyclicals - 2.1%
Ford Motor Credit Co.
01/25/07	6.500%	7,000,000	7,050,246

Healthcare - 3.3%
Abbott Laboratories
07/01/06	5.625%	3,500,000	3,558,541

See accompanying Notes to Financial Statements.

Due Date	Coupon	Principal Amount	Value

INDUSTRIALS (CONTINUED)
Healthcare (continued)
Bristol-Meyers Squibb Co.
10/01/11	5.750%	$7,000,000	$7,489,230

TOTAL HEALTHCARE			11,047,771

Media Publishing & Cable - 1.4%
Continental Cablevision, Inc.
09/15/05	8.875%	4,876,000	4,918,880

Telecommunications - 6.5%
AT&T Broadband
03/15/13	8.375%	5,095,000	6,212,593
BellSouth Corp.
10/15/11	6.000%	7,000,000	7,562,373
GTE Corp.
11/01/08	6.900%	5,000,000	5,343,190
Verizon Communications, Inc.
12/15/06	5.375%	3,000,000	3,057,360

TOTAL TELECOMMUNICATIONS			22,175,516

TOTAL INDUSTRIALS			57,919,999

UTILITIES - 2.5%
Gas - 2.5%
Consolidated Natural Gas Co.
12/01/14	5.000%	5,385,000	5,447,595
ONEOK, Inc.
08/15/06	7.750%	2,900,000	3,014,486

TOTAL GAS			8,462,081

TOTAL UTILITIES			8,462,081

TOTAL CORPORATE BONDS & NOTES (Cost $162,768,094)			165,655,645

MORTGAGE-BACKED OBLIGATIONS - 0.0%**
Government National Mortgage Association
Pool #26825
09/15/08	9.000%	11,695	12,271

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $11,325)			12,271

	Shares
MONEY MARKET MUTUAL FUNDS - 2.6%
SSgA Prime Money Market Fund	8,752,590	8,752,590
SSgA Treasury Money Market Fund	14	14

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $8,752,604)		8,752,604

TOTAL INVESTMENTS (Cost $331,248,518)	99.0%	334,925,655
Other Assets in Excess of Liabilities	1.0%	3,345,651
NET ASSETS	100.0%	$338,271,306

*                 Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2005, these securities amounted to a value of $18,063,251 or 5.34% of net assets

**          Less than 0.05% of net assets

Income Tax Information:

At June 30, 2005, the net unrealized appreciation based on cost for income tax purposes of $331,298,714 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$5,200,528

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(1,573,587)

Net unrealized appreciation	$3,626,941

Other Information:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2005, aggregated $195,584,798 and $248,960,892, respectively.  Purchases and sales of U.S. government and agency securities, other than short-term securities, for the year ended June 30, 2005, aggregated $159,102,308 and $164,965,918, respectively.

See accompanying Notes to Financial Statements.

Tennessee Tax-Free Portfolio

Due		Bond Rating	Principal
Date	Coupon	Moody/S&P	Amount	Value

TENNESSEE MUNICIPAL OBLIGATIONS - 99.0%
GENERAL OBLIGATION BONDS - 53.6%
Blount County
04/01/17	5.000%, FGIC	Aaa/AAA	$1,500,000	$1,659,420
Bradley County
03/01/10	4.250%, FGIC	Aaa/AAA	1,000,000	1,025,870
Cocke County
06/01/15	5.000%, MBIA	Aaa/NR	1,195,000	1,318,981
Collierville
Water & Sewer Systems
11/01/16	5.500%, MBIA	Aaa/AAA	1,000,000	1,037,070
Crockett County
04/01/11	5.000%, AMBAC	Aaa/NR	500,000	518,235
Dickson County
06/01/16	5.000%, FGIC	Aaa/NR	1,535,000	1,678,308
Franklin
Special School District
06/01/12	5.100%	Aa2/NR	2,500,000	2,770,800
Franklin
Water & Sewer
04/01/15	4.500%	Aaa/NR	1,700,000	1,835,796
04/01/19	5.000%	Aaa/NR	1,120,000	1,258,891
Greene County
06/01/18	5.000%, MBIA	Aaa/NR	1,100,000	1,221,044
Grundy County
05/01/06	5.350%, FGIC	Aaa/AAA	300,000	306,561
Hamilton County
11/01/09	5.000%	Aa1/NR	3,100,000	3,319,387
11/01/15	5.300%	Aa1/NR	3,535,000	3,821,936
Johnson City
05/01/14	5.550%, FGIC	Aaa/AAA	2,250,000	2,351,970
Lawrenceburg
Water & Sewer
07/01/15	5.500%, FSA	Aaa/AAA	1,330,000	1,472,536
Lincoln County
04/01/14	5.250%, FGIC	Aaa/NR	1,315,000	1,490,027
Madison County
04/01/15	5.000%	Aa3/NR	2,425,000	2,661,316
Maury County
04/01/14	5.000%	Aaa	1,140,000	1,261,262
McNairy County
03/01/15	4.000%, MBIA	Aaa/NR	1,750,000	1,789,340
Memphis
11/01/13	5.250%	Aa3/AA	1,000,000	1,030,030
10/01/18	5.000%	Aaa/AAA	2,000,000	2,208,320
Metropolitan Nashville & Davidson County Energy Production
07/01/13	5.250%	Aa2/AA	1,000,000	1,126,200
Monroe County
05/01/06	5.250%, FSA	Aaa/NR	770,000	786,216
Montgomery County
05/01/16	4.750%	Aaa/NR	1,000,000	1,099,190
Roane County
05/01/14	4.000%, MBIA	Aaa/NR	500,000	519,965
Rockwood
Water & Sewer
06/01/16	3.650%, MBIA	Aaa/AAA	1,280,000	1,281,715
Rutherford County
04/01/09	5.250%	Aa2/AA	500,000	509,650
04/01/14	5.000%	Aa2/AA	4,000,000	4,332,960
Shelby County
05/01/14	4.700%	Aa2/AA+	2,000,000	2,125,480
Smith County
04/01/13	5.000%, AMBAC	Aaa/NR	1,020,000	1,132,343
Sullivan County
05/01/15	5.000%, AMBAC	Aaa/NR	1,605,000	1,795,032
Tennessee State
05/01/11	5.000%	Aa2/AA	$4,160,000	$4,556,864
Tipton County
04/01/12	5.250%, AMBAC	Aaa/NR	500,000	519,645
Warren County
06/01/12	5.000%, MBIA	Aaa/NR	1,845,000	2,038,356
Williamson County
03/01/11	6.000%	Aa1/NR	1,000,000	1,126,550
04/01/12	5.000%	Aa1/NR	2,500,000	2,757,875
03/01/13	5.000%	Aa1/NR	2,500,000	2,716,075
03/01/14	5.000%	Aa1/NR	2,000,000	2,168,580

TOTAL GENERAL OBLIGATION BONDS				66,629,796
REVENUE BONDS - 45.4%
Facilities - 1.9%
Metropolitan Nashville & Davidson County
Sports Authority
07/01/19	5.000%	Aaa/AAA	2,140,000	2,335,639

Health & Education - 26.5%
Blount County
07/01/09	5.250%	Baa1/NR	2,765,000	2,905,047
Chattanooga
10/01/15	5.000%	NR/NR**	1,000,000	1,029,820
Franklin County
09/01/09	4.750%	NR/A+	1,880,000	1,964,055
Jackson
04/01/10	5.500%, AMBAC	Aaa/AAA	400,000	410,416
Johnson City
07/01/09	5.125%, MBIA	Aaa/AAA	4,000,000	4,309,280
Knox County
Baptist Health
04/15/11	5.500%, CONLEE	Baa3/AAA	3,000,000	3,153,870
Knox County
Children’s Hospital
07/01/16	5.000%	Baa1/BBB+	3,810,000	3,983,393
Knox County
Covenant Health
01/01/12	4.200%	NR/NR*	3,400,000	3,501,014
01/01/14	5.750%, MBIA	Aaa/AAA	1,000,000	1,158,390
01/01/18	5.500%	Aaa/AAA	2,000,000	2,208,740
Metropolitan Nashville & Davidson County
Vanderbilt University
07/01/14	5.375%	Aa2/AA	1,000,000	1,055,080
05/01/16	5.600%	Aa2/AA	2,600,000	2,802,306
Shelby County
08/01/12	5.500%, MBIA	Aaa/AAA	650,000	664,163
Tennessee State School
Board Authority
05/01/11	5.500%	Aa3/AA-	500,000	519,630
05/01/14	4.500%, FSA	Aaa/AAA	3,000,000	3,198,510

TOTAL HEALTH & EDUCATION				32,863,714
Housing - 2.8%
Metropolitan Nashville & Davidson County
Multi-Family Housing
02/01/21	5.200%	NR/AAA	975,000	982,644
Tennessee Housing
Development Agency
01/01/11	5.800%	Aa2/AA	400,000	413,596
07/01/16	4.900%	Aa2/AA	2,000,000	2,083,120

TOTAL HOUSING				3,479,360

See accompanying Notes to Financial Statements.

Due		Bond Rating	Principal
Date	Coupon	Moody/S&P	Amount	Value

REVENUE BONDS (CONTINUED)
Industrial Development - 2.8%
Chattanooga
10/01/16	5.400%, AMBAC	Aaa/AAA	$3,210,000	$3,509,750

Utilities - 11.4%
Clarksville
Water, Sewer & Gas
02/01/10	5.300%, MBIA	Aaa/NR	900,000	953,397
Dickson
Electric
09/01/11	5.625%, MBIA	Aaa/AAA	1,000,000	1,102,640
Harpeth Valley
Utilities District
09/01/17	5.000%, MBIA	Aaa/NR	1,100,000	1,211,012
Johnson City
Electric
05/01/10	5.400%, MBIA	Aaa/AAA	500,000	510,520
05/01/12	5.100%, MBIA	Aaa/AAA	1,500,000	1,572,525
Knoxville
Electric
07/01/13	5.000%	Aa3/AA	1,000,000	1,080,430
La Follette
Electric
03/01/15	5.250%, AMBAC	Aaa/NR	1,000,000	1,037,620
Lawrenceburg
Electric
07/01/06	5.200%, MBIA	Aaa/AAA	345,000	353,335
Madison
Utilities District
02/01/10	5.600%, MBIA	Aaa/AAA	500,000	532,800
Metropolitan Nashville & Davidson County
Electric
05/15/15	5.125%	Aa3/AA	1,000,000	1,073,260
Metropolitan Nashville & Davidson County
Water & Sewer
01/01/13	5.200%, FGIC	Aaa/AAA	1,500,000	1,680,285
Rutherford County
Utilities District
02/01/11	5.100%, FGIC	Aaa/NR	500,000	525,390
Sevier County
Gas
05/01/11	5.400%, AMBAC	Aaa/NR	1,000,000	1,042,690
West Wilson
Utilities District
06/01/17	5.000%, MBIA	Aaa/NR	1,390,000	1,533,782

TOTAL UTILITIES				14,209,686

TOTAL REVENUE BONDS				56,398,149

TOTAL TENNESSEE MUNICIPAL OBLIGATIONS (Cost $118,102,585)				123,027,945

	Shares	Value

MONEY MARKET MUTUAL FUNDS - 0.0%***
Federated Tax Free Fund	723	$723
SSgA Tax Free Fund	1,170	1,170

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,893)		1,893

TOTAL INVESTMENTS (Cost $118,104,478)	99.0%	123,029,838
Other Assets in Excess of Liabilities	1.0%	1,177,935
NET ASSETS	100.0%	$124,207,773

* At June 30, 2005, this security was rated A by Fitch

**At June 30, 2005, this security was rated BBB- by Fitch

*** Less than 0.05% of net assets

The Portfolio had the following insurance concentration of 10% or greater at June 30, 2005:

MBIA	18.6%

To simplify the listings of securities, abbreviations are used per the table below:

AMBAC	Ambac Financial Group, Inc.
CONLEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Insurance Association

Income Tax Information:

At June 30, 2005, the net unrealized appreciation based on cost for income tax purposes of $118,104,478 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$4,931,417

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(6,057)

Net unrealized appreciation	$4,925,360

Other Information:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2005, aggregated $16,343,018 and $55,095,143, respectively.

Ratings:

The Moody and S&P ratings are believed to be the most recent ratings at June 30, 2005.  Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

See accompanying Notes to Financial Statements.

U.S. Government Money Market Portfolio

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 100.0%
Federal Farm Credit Bank - 7.4%
07/01/05*	3.030%	$5,000,000		$5,000,408
07/01/05*	3.010%	5,000,000		4,998,609

TOTAL FEDERAL FARM CREDIT BANK				9,999,017

Federal Home Loan Bank - 39.8%
07/01/05**	2.650%	24,217,000		24,217,000
07/21/05*	3.160%	10,000,000		9,993,161
08/02/05*	3.100%	5,000,000		4,997,017
09/08/05*	3.245%	10,000,000		9,998,925
09/12/05*	3.265%	5,000,000		4,999,383

TOTAL FEDERAL HOME LOAN BANK				54,205,486

Federal Home Loan Mortgage Corporation - 30.9%
07/01/05**	3.030%	1,000,000		1,000,000
07/01/05**	2.965%	5,000,000		5,000,000
07/05/05**	2.980%	1,000,000		999,669
07/07/05*	3.083%	5,000,000		5,000,000
07/19/05**	3.250%	2,050,000		2,046,669
07/26/05**	3.220%	4,650,000		4,639,602
08/01/05**	3.230%	2,800,000		2,792,212
08/02/05**	3.230%	1,900,000		1,894,545
08/07/05*	3.184%	10,000,000		10,000,650
08/09/05**	3.230%	2,695,000		2,685,570
09/06/05**	3.330%	600,000		596,282
09/15/05	2.875%	1,000,000		1,000,911
09/20/05**	3.344%	4,442,000		4,408,578

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION				42,064,688

Federal National Mortgage Association - 21.9%
07/05/05**	2.980%	4,255,000		4,253,591
07/06/05**	3.030%	600,000		599,752
07/13/05**	3.060%	730,000		729,255
07/20/05**	3.224%	1,842,000		1,838,891
07/20/05**	3.070%	375,000		374,367
07/27/05**	3.250%	200,000		199,531
08/03/05**	3.230%	725,000		722,853
08/05/05**	3.230%	1,671,000		1,665,753
08/08/05**	3.230%	3,290,000		3,278,783
08/10/05**	3.240%	983,000		979,461
09/06/05*	3.220%	10,000,000		9,998,864
09/07/05**	3.340%	1,200,000		1,192,429
09/21/05**	3.357%	4,000,000		3,969,414

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION				29,802,944

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS				136,072,135

TOTAL INVESTMENTS		100.0%		136,072,135
Liabilities in Excess of Other Assets		0.0	%***	(37,682)
NET ASSETS		100.0%		$136,034,453

* Floating or variable rate security rate disclosed as of June 30, 2005.  Maturity date represents the next interest rate reset date.

** Discount Note

*** Less than 0.05% of net assets

Income Tax Information:

The cost for Federal income tax purposes - $136,072,135.

At June 30, 2005, the U.S. Government Money Market Portfolio had capital loss carryovers of $706, $6,010, $3,440, $557 and $1,243 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2006, 2008, 2009, 2010 and 2011, respectively. During the year ended June 30, 2005, the U.S. Government Money Market Portfolio used capital loss carryovers of $85.

See accompanying Notes to Financial Statements.

Municipal Money Market Portfolio

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount	Value

MUNICIPAL BONDS & NOTES - 100.9%
Alabama - 3.6%
Cullman Medical Park
07/07/05*	2.340%, LLOYDS; MER	$2,275,000	$2,275,000
Eutaw Industrial Development
07/01/05*	2.290%, SO	400,000	400,000

TOTAL ALABAMA			2,675,000

Colorado - 2.7%
Denver Urban Renewal Authority
07/07/05*	2.370%, LLOYDS	1,000,000	1,000,000
Housing & Financial Authority
07/05/06	2.750%, TRINITY	1,000,000	1,000,000

TOTAL COLORADO			2,000,000

Delaware - 5.3%
Delaware Economic Development Authority
07/07/05*	2.400%, AIB	4,000,000	4,000,000

Georgia - 4.3%
Georgia Local Government
07/07/05*	2.360%, MBIA; BAC	3,200,000	3,200,000

Illinois - 12.6%
Chicago Board of Education
07/06/05*	2.660%, FGIC; MER	1,000,000	1,000,000
Illinois Educational Facilities Authority
07/06/05*	2.400%, FITB	1,600,000	1,600,000
Metropolitan Pier & Exposition Authority
07/07/05*	2.400%, MBIA; MER	500,000	500,000
07/07/05*	2.380%, MBIA; GS	1,000,000	1,000,000
07/07/05*	2.380%, MBIA; GS	315,000	315,000
Municipal Securities Trust
07/06/05*	2.450%, MBIA; BSC	100,000	100,000
Regional Transportation Authority
07/06/05*	2.320%, MBIA; WB	100,000	100,000
Rockford Industrial Development
07/07/05*	2.420%, MI	3,885,000	3,885,000
Will County School District
07/07/05*	2.400%, FSA; MER	1,000,000	1,000,000

TOTAL ILLINOIS			9,500,000

Indiana - 2.8%
Hendricks County Industrial Redevelopment
07/07/05*	2.450%, HBAN	1,000,000	1,000,000
Indiana Health Facility Financing Authority
07/07/05*	2.300%, WFC	135,000	135,000
Indiana Transportation Financial Authority
07/07/05*	2.340%, FGIC; BK	1,000,000	1,000,000

TOTAL INDIANA			2,135,000

Louisiana - 10.2%
Louisiana Housing Financial Agency
07/07/05*	2.330%, FNMA	2,400,000	2,400,000
Louisiana Local Government
07/07/05*	2.360%, RGBK	1,000,000	1,000,000
Louisiana Public Facilities Authority
07/07/05*	2.400%, HIBNB	4,300,000	4,300,000

TOTAL LOUISIANA			7,700,000

Massachusetts - 1.3%
Milton
09/23/05	2.750%	1,000,000	1,002,465

Michigan - 2.3%
Detroit Economic Development
07/07/05*	2.370%, CF	$1,725,000	$1,725,000

Minnesota - 0.4%
Hennepin County
07/07/05*	2.150%, STT	300,000	300,000

Mississippi - 8.8%
Jackson County
07/01/05*	2.250%, CVX	3,100,000	3,100,000
Mississippi Development Bank
07/07/05*	2.380%, ABK; BNP	3,525,000	3,525,000

TOTAL MISSISSIPPI			6,625,000

Multiple States - 0.7%
Clipper Tax-Exempt
07/07/05*	2.400%, FGIC; MBIA; STT	500,000	500,000

New Hampshire - 2.3%
New Hampshire Health & Education Facilities
07/01/05	5.250%, ABK	1,695,000	1,695,000

New Jersey - 1.9%
Vernon
01/13/06	3.250%	1,436,900	1,443,954

Ohio - 15.2%
Akron ABN AMRO Munitops
07/06/05*	2.320%, FGIC; AAB	4,530,000	4,530,000
Jackson Hospital Facilities
07/07/05*	2.330%, ASSET; FITB	1,300,000	1,300,000
Muskingum County
11/22/05	2.590%	1,838,000	1,840,642
Ohio Higher Educational Facility
07/07/05*	2.370%, KEY	1,650,000	1,650,000
Tuscarawas County Hospital Facilities
07/07/05*	2.350%, LLOYDS; MER	2,140,000	2,140,000

TOTAL OHIO			11,460,642

Pennsylvania - 9.7%
Chester County Industrial Development Authority
07/06/05*	2.320%, RBS	1,250,000	1,250,000
Delaware County Industrial Development Authority
07/07/05*	2.250%, RBS	100,000	100,000
Harrisburg Authority
07/07/05*	2.280%, ABK; WESTLB	600,000	600,000
Union County Hospital Authority
02/01/06*	2.450%, ASSET; BAC	1,500,000	1,500,000
York General Authority
07/01/05*	2.620%, MTB	3,885,000	3,885,000

TOTAL PENNSYLVANIA			7,335,000

Tennessee - 2.3%
Memphis
07/06/05*	2.380%, WESTLB	700,000	700,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities
08/03/05*	1.650%, AH	1,000,000	1,000,000

TOTAL TENNESSEE			1,700,000

See accompanying Notes to Financial Statements.

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount	Value

Texas - 13.2%
Clear Creek Independent School District
07/06/05*	2.320%, FSA; WB	$2,000,000	$2,000,000
Comal Independent School District
07/07/05*	2.380%, BK	3,260,000	3,260,000
San Antonio Electric & Gas
12/01/05*	2.200%, BNP	1,700,000	1,697,500
Texas State
08/31/05	3.000%	3,000,000	3,006,936

TOTAL TEXAS			9,964,436

Wisconsin - 1.3%
Wisconsin Health & Educational Facilities
07/07/05*	2.350%, USB	1,000,000	1,000,000

TOTAL MUNICIPAL BONDS & NOTES			75,961,497

TOTAL INVESTMENTS		100.9%	75,961,497
Liabilities in Excess of Other Assets		-0.9%	(678,950)
NET ASSETS		100.0%	$75,282,547

*Floating or variable rate security - rate disclosed as of June 30, 2005.  Maturity date represents the next interest rate reset date.

To simplify the listings of securities, abbreviations are used per the table below:

AAB	ABN AMRO Holding N.V.
ABK	AMBAC Financial Group, Inc.
AH	Ascension Health
AIB	Allied Irish Bank, plc
ASSET	Radian Asset Assurance
BAC	Bank of America Corp.
BK	Bank of New York Co.
BNP	BNP Paribas
BSC	Bear Stearns Co.
CF	Charter One Financial, Inc.
CVX	Chevron Corp.
FGIC	Financial Guaranty Insurance Co.
FITB	Fifth Third Bancorp
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GS	Goldman Sachs Group, Inc.
HBAN	Huntington Bancshares, Inc.
HIBNB	Hibernia Corp.
KEY	Keycorp
LLOYDS	Lloyds TSB Group, plc
MBIA	Municipal Bond Insurance Association, Inc.
MER	Merrill Lynch & Co., Inc.
MI	Marshall & Ilsley Corp.
MTB	M&T Bank Corp.
RGBK	Regions Financial Corp.
RBS	Royal Bank of Scotland Group
SO	Southern Company
STT	State Street Corp.
TRINITY	Trinity Funding Corp.
USB	U.S. Bancorp
WB	Wachovia Corp.
WESTLB	WestLB AG
WFC	Wells Fargo & Co.

Income Tax Information:

The cost for Federal income tax purposes - $75,961,497.

At June 30, 2005, the Municipal Money Market Portfolio had capital loss carryovers of $3,272, $1,764 and $1,684 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2009, 2010, and 2011, respectively.

See accompanying Notes to Financial Statements.

Cash Reserve Portfolio

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Bank - 4.6%
07/01/05**	2.950%	$2,416,000	$2,416,000
09/12/05*	3.265%	8,000,000	7,999,015

TOTAL FEDERAL HOME LOAN BANK			10,415,015

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS			10,415,015

CERTIFICATES OF DEPOSIT - 10.7%
Depository Institutions - 10.7%
Credit Suisse First Boston, llc
08/09/05	3.300%	11,050,000	11,050,000
DEPFA Bank, plc
11/01/05	2.490%	2,400,000	2,400,000
Washington Mutual Bank
08/08/05	3.280%	11,000,000	11,000,000

TOTAL CERTIFICATES OF DEPOSIT			24,450,000

COMMERCIAL PAPER - 81.2%
Asset-Backed Securities - 39.0%
Check Point Charlie, Inc.
07/20/05	3.290%	10,000,000	9,982,636
CRC Funding, llc
08/22/05	3.240%	10,700,000	10,649,924
Dorada Finance, Inc.
08/03/05	3.130%	11,265,000	11,232,679
Emerald Certificates
07/19/05	3.120%	10,000,000	9,984,400
Grampian Funding, llc
09/30/05	3.420%	11,000,000	10,904,905
Liberty Street Funding Corp.
09/26/05	3.400%	6,156,000	6,105,418
Lockhart Funding, llc
08/02/05	3.180%	8,692,000	8,667,431
Monument Gardens Funding, llc
09/15/05	3.370%	11,000,000	10,921,741
Newcastle Certificates
07/06/05	3.130%	11,000,000	10,995,218

TOTAL ASSET-BACKED SECURITIES			89,444,352

Broker/Dealers - 15.9%
Citigroup Global Markets, Inc
07/05/05*	3.100%	8,000,000	8,000,000
Greenwich Capital Holdings, Inc.
07/25/05*	3.260%	9,200,000	9,200,000
Merrill Lynch & Co., Inc.
07/01/05	3.370%	8,000,000	8,000,000
Morgan Stanley
07/11/05	3.060%	11,155,000	11,145,518

TOTAL BROKER/DEALERS			36,345,518

Depository Institutions - 24.4%
Alliance & Leicester, plc
09/19/05	3.260%	5,000,000	4,963,778
Countrywide Financial Corp.
07/25/05	3.320%	10,995,000	10,970,664
ING Funding, llc
08/08/05	3.170%	9,000,000	8,969,885
RaboBank
07/01/05	3.350%	11,000,000	11,000,000
UBS Finance, llc
07/01/05	3.390%	11,000,000	11,000,000
Westpac Trust Securities
09/26/05	3.400%	9,000,000	8,926,050

TOTAL DEPOSITORY INSTITUTIONS			55,830,377

Telephone Communications - 1.9%
SBC Communications, Inc.
07/01/05	3.360%	$4,398,000	$4,398,000

TOTAL COMMERCIAL PAPER			186,018,247

CORPORATE NOTES - 8.4%
Asset Backed Securities - 0.4%
Racers Trust***
07/22/05*	3.280%	1,000,000	1,000,000

Broker/Dealers - 2.6%
Bear Stearns
07/28/05*	3.330%	6,000,000	6,000,000

Depository Institutions - 5.4%
HBOS Treasury Services, plc***
09/26/05*	3.510%	10,000,000	10,000,000
Westpac Banking Corp.
09/12/05*	3.400%	2,250,000	2,250,000

TOTAL DEPOSITORY INSTITUTIONS			12,250,000

TOTAL CORPORATE NOTES			19,250,000

TOTAL INVESTMENTS		104.9%	240,133,262
Liabilities in Excess of Other Assets		-4.9%	(11,155,974)
NET ASSETS		100.0%	$228,977,288

*  Floating or variable rate security - rate disclosed as of June 30, 2005.  Maturity date represents the next interest rate reset date.

** Discount Note

***Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2005, these securities amounted to a value of $11,000,000 or 4.80% of net assets.

Income Tax Information:

The cost for Federal income tax purposes - $240,133,262.

At June 30, 2005, the Cash Reserve Portfolio had capital loss carryovers of $19,408 and $13 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2011, and 2013, respectively.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2005

	Core Equity	Capital Appreciation
	Portfolio	Portfolio
Assets:
Investments, at value (cost -see below)	$409,064,016	$124,138,892
Receivable for investments sold	9,213,173	1,925,517
Receivable for portfolio shares sold	15,056	47,340
Dividends receivable	470,412	34,574
Interest receivable	36,857	2,452
Other assets	23,856	11,581
Total Assets	418,823,370	126,160,356

Liabilities:
Payable for investments purchased	2,176,878	5,046,964
Payable for portfolio shares redeemed	898,239	37,832
Accrued management fee	174,131	69,047
Accrued administration fee	45,866	11,104
Accrued co-administration fee	12,838	5,820
Accrued distribution fee	39,885	1,243
Accrued shareholder servicing fee	29,367	2,048
Other payables and accrued expenses	215,090	109,120
Total Liabilities	3,592,294	5,283,178
Net Assets	$415,231,076	$120,877,178

Net Assets Consist of:
Paid in capital	$358,381,916	$109,911,365
Undistributed net investment income	3,511,349	0
Accumulated net realized gain/(loss) on investments	9,587,191	(1,772,013)
Net unrealized appreciation in value of investments	43,750,620	12,737,826
Net Assets	$415,231,076	$120,877,178

Cost of Investments	$365,313,396	$111,401,066

Net Asset Value Per Share
Net Assets
Class I	$304,031,764	$109,737,252
Class A	$55,913,866	$9,193,162
Class B	$12,460,049	$1,219,928
Class C	$42,825,397	$726,836

Shares of beneficial interest outstanding of $.01 par value, unlimited shares authorized
Class I	17,325,286	9,590,451
Class A	3,196,656	826,883
Class B	742,411	112,555
Class C	2,586,588	69,996

Net Asset Value and redemption price per share
Class I	$17.55	$11.44
Class A	$17.49	$11.12
Class B	$16.78	$10.84
Class C	$16.56	$10.38

Maximum offering price per share
Class I (no sales charge)	$17.55	$11.44
Class A (net asset value plus maximum sales charge of 5.75% of offering price)	$18.56	$11.80
Class B (no sales charge)	$16.78	$10.84
Class C (no sales charge)	$16.56	$10.38

See accompanying Notes to Financial Statements.

	Intermediate Bond	Tennessee Tax-Free
	Portfolio	Portfolio
Assets:
Investments, at value (cost - see below)	$334,925,655	$123,029,838
Cash	0	185,685
Receivable for portfolio shares sold	21,656	102,863
Interest receivable	5,017,708	1,652,821
Other assets	26,845	5,421
Total Assets	339,991,864	124,976,628

Liabilities:
Payable for portfolio shares redeemed	998,122	260,266
Accrued management fee	77,761	28,582
Accrued administration fee	33,073	12,505
Accrued co-administration fee	24,494	9,329
Dividends payable	371,412	345,050
Accrued distribution fee	1,970	5,496
Accrued shareholder servicing fee	5,657	1,889
Other payables and accrued expenses	208,069	105,738
Total Liabilities	1,720,558	768,855
Net Assets	$338,271,306	$124,207,773

Net Assets Consist of:
Paid in capital	$333,673,219	$117,677,590
Undistributed net investment income	305,102	31,743
Accumulated net realized gain on investments	615,848	1,573,080
Net unrealized appreciation in value of investments	3,677,137	4,925,360
Net Assets	$338,271,306	$124,207,773

Cost of Investments	$331,248,518	$118,104,478

Net Asset Value Per Share
Net Assets
Class I	$316,403,887	$107,782,617
Class A	$19,226,498	$8,771,063
Class B	$365,293	$2,933,320
Class C	$2,275,628	$4,720,773

Shares of beneficial interest outstanding of $.01 par value, unlimited shares authorized
Class I	31,008,775	10,415,561
Class A	1,885,732	845,940
Class B	35,798	283,414
Class C	222,833	455,790

Net Asset Value and redemption price per share
Class I	$10.20	$10.35
Class A	$10.20	$10.37
Class B	$10.20	$10.35
Class C	$10.21	$10.36

Maximum offering price per share
Class I (no sales charge)	$10.20	$10.35
Class A (net asset value plus maximum sales charge of 3.50% and 3.75%, respectively, of offering price)	$10.57	$10.77
Class B (no sales charge)	$10.20	$10.35
Class C (no sales charge)	$10.21	$10.36

See accompanying Notes to Financial Statements.

	U.S. Government	Municipal	Cash
	Money Market	Money Market	Reserve
	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value	$136,072,135	$75,961,497	$240,133,262
Cash	327	73,763	476
Receivable for portfolio shares sold	2,684	0	20,080
Interest receivable	232,853	391,837	101,748
Other assets	5,273	5,226	8,976
Total Assets	136,313,272	76,432,323	240,264,542

Liabilities:
Payable for investments purchased	0	1,000,000	11,050,000
Payable for portfolio shares redeemed	14,710	0	0
Dividends payable	198,093	79,906	62,048
Accrued management fee	10,123	6,136	16,151
Accrued administration fee	5,746	2,911	8,941
Accrued co-administration fee	302	2,341	8,646
Accrued distribution fee	1,725	5,299	39,841
Other payables and accrued expenses	48,120	53,183	101,627
Total Liabilities	278,819	1,149,776	11,287,254
Net Assets	$136,034,453	$75,282,547	$228,977,288

Net Assets Consist of:
Paid in capital	$136,059,563	$75,288,817	$228,982,748
(Over)/undistributed net investment income	(13,154)	450	13,961
Accumulated net realized loss on investments	(11,956)	(6,720)	(19,421)
Net Assets (1)	$136,034,453	$75,282,547	$228,977,288

Net Asset Value, offering price and redemption price per share	$1.00	$1.00	$1.00

(1)

		Shares of Beneficial Interest
	Net	Outstanding, ($.01 par value,
	Assets	unlimited shares authorized)
U.S. Government Money Market
Class I	$128,892,065	128,903,646
Class C	$7,142,388	7,141,915
Municipal Money Market
Class I	$49,355,582	49,364,263
Class C	$25,926,965	25,927,567
Cash Reserve
Class I	$32,456,813	32,458,019
Class B	$98,689	98,690
Class C	$196,421,786	196,430,713

See accompanying Notes to Financial Statements.

Statements of Operations
For the Year Ended June 30, 2005

	Core Equity	Capital Appreciation
	Portfolio	Portfolio
Investment Income:
Dividends (Net of foreign withholding taxes of $31,149 and $1,132)	$12,210,624	$268,144
Interest	277,761	128,732
Total Investment Income	12,488,385	396,876

Expenses:
Management fee	3,267,998	164,754
Co-management fee	—	738,914
Administration fee	578,184	126,311
Co-administration fee	427,354	93,360
Fund accounting fee	100,384	25,152
Custody fee	75,826	48,829
Transfer agent fee	369,641	85,344
Blue sky fee	35,136	28,915
Distribution fee:
Class B	142,852	11,545
Class C	360,829	5,457
Shareholder servicing fee:
Class A	183,076	20,573
Class C	120,276	1,819
Trustees fee	50,715	14,030
Audit & tax	25,362	41,575
Legal	37,610	10,165
Reports to shareholders	128,070	33,000
Miscellaneous	47,765	21,180
Total Expenses before Waiver	5,951,078	1,470,923
Waiver of expenses	(207,662)	(23,763)
Net Expenses	5,743,416	1,447,160

Net Investment Income/(Loss)	6,744,969	(1,050,284)

Net realized gain on investments	16,190,166	4,865,158
Change in net unrealized appreciation/depreciation	(25,614,421)	(1,810,203)

Net gain/(loss) on investments	(9,424,255)	3,054,955

Net Increase/(Decrease) in Net Assets from Operations	$(2,679,286)	$2,004,671

See accompanying Notes to Financial Statements.

	Intermediate Bond	Tennessee Tax-Free
	Portfolio	Portfolio
Interest Income:	$15,372,152	$6,512,329

Expenses:
Management fee	1,746,721	738,897
Administration fee	414,462	169,946
Co-administration fee	306,342	125,612
Fund accounting fee	84,445	45,016
Custody fee	54,555	22,902
Transfer agent fee	188,067	71,103
Blue sky fee	31,425	14,190
Distribution fee:
Class B	3,719	23,534
Class C	16,730	38,842
Shareholder servicing fee:
Class A	49,005	23,221
Class C	5,577	12,948
Trustees fee	46,280	18,490
Audit & tax	39,050	43,190
Legal	31,600	11,760
Reports to shareholders	24,200	21,400
Miscellaneous	49,785	26,685
Total Expenses Before Waiver	3,091,963	1,407,736
Waiver of expenses	(671,091)	(321,453)
Net Expenses	2,420,872	1,086,283

Net Investment Income	12,951,280	5,426,046

Net realized gain on investments	1,212,446	1,653,247
Change in net unrealized appreciation/depreciation	(782,732)	312,730

Net gain on investments	429,714	1,965,977

Net Increase in Net Assets from Operations	$13,380,994	$7,392,023

See accompanying Notes to Financial Statements.

	U.S. Government	Municipal
	Money Market	Money Market	Cash Reserve
	Portfolio	Portfolio	Portfolio

Interest Income:	$3,121,361	$1,664,656	$5,281,733

Expenses:
Management fee	70,848	46,568	118,248
Co-management fee	113,356	74,508	189,196
Administration fee	70,848	46,568	118,248
Co-administration fee	70,848	46,568	118,248
Fund accounting fee	19,837	13,039	33,109
Custody fee	14,170	9,313	23,649
Transfer agent fee	43,517	27,915	88,211
Blue sky fee	12,110	11,220	27,425
Distribution fee:
Class B	—	—	1,524
Class C	40,150	138,370	918,029
Trustees fee	17,205	11,340	29,290
Audit & tax	24,425	22,200	31,275
Legal	13,765	8,870	18,545
Reports to shareholders	4,235	14,080	28,875
Miscellaneous	21,054	13,910	32,115
Total Expenses Before Waiver	536,368	484,469	1,775,987
Waiver of expenses	(159,634)	(127,988)	(554,373)
Net Expenses	376,734	356,481	1,221,614

Net Investment Income	2,744,627	1,308,175	4,060,119

Net realized gain/(loss) on investments	85	0	(13)

Net Increase in Net Assets from Operations	$2,744,712	$1,308,175	$4,060,106

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Core Equity		Capital Appreciation
	Portfolio		Portfolio
	For the Year		For the Year
	Ended June 30,		Ended June 30,
	2005	2004	2005	2004

Operations:
Net investment income/(loss)	$6,744,969	$936,519	$(1,050,284)	$(524,993)
Net realized gain on investments	16,190,166	31,151,029	4,865,158	7,893,312
Change in net unrealized appreciation/depreciation	(25,614,421)	62,665,389	(1,810,203)	5,935,625
Net increase/(decrease) in net assets from operations	(2,679,286)	94,752,937	2,004,671	13,303,944

Distributions:
From net investment income:
Class I	(2,885,565)	(859,812)	0	0
Class A	(486,256)	(70,095)	0	0
Class B	(39,774)	0	0	0
Class C	(138,632)	0	0	0
From net realized gain:
Class I	(20,017,674)	0	0	0
Class A	(4,075,437)	0	0	0
Class B	(767,495)	0	0	0
Class C	(2,568,921)	0	0	0
Net decrease in net assets from distributions	(30,979,754)	(929,907)	0	0

Share Transactions:
Proceeds from sales of shares	46,620,179	70,177,314	22,435,582	51,995,033
Reinvested dividends	22,708,743	585,914	0	0
Cost of shares redeemed	(209,699,652)	(192,558,730)	(14,126,468)	(8,380,487)
Net increase/(decrease) in net assets from share transactions	(140,370,730)	(121,795,502)	8,309,114	43,614,546
Net increase/(decrease) in net assets	(174,029,770)	(27,972,472)	10,313,785	56,918,490

Net Assets:
Beginning of period	589,260,846	617,233,318	110,563,393	53,644,903

End of period*	$415,231,076	$589,260,846	$120,877,178	$110,563,393

*Includes undistributed net investment income of	$3,511,349	$316,607	$0	$0

See accompanying Notes to Financial Statements.

	Intermediate Bond		Tennessee Tax-Free
	Portfolio		Portfolio
	For the Year		For the Year
	Ended June 30,		Ended June 30,
	2005	2004	2005	2004

Operations:
Net investment income	$12,951,280	$16,047,963	$5,426,046	$6,619,617
Net realized gain on investments	1,212,446	4,342,162	1,653,247	612,680
Change in net unrealized appreciation/depreciation	(782,732)	(22,294,267)	312,730	(7,643,284)
Net increase/(decrease) in net assets from operations	13,380,994	(1,904,142)	7,392,023	(410,987)

Distributions:
From net investment income:
Class I	(12,211,126)	(14,352,937)	(4,835,024)	(5,902,434)
Class A	(660,325)	(1,593,527)	(322,303)	(363,630)
Class B	(15,463)	(19,968)	(101,555)	(147,155)
Class C	(63,915)	(81,531)	(166,899)	(206,398)
From net realized gain:
Class I	(1,474,110)	(5,287,699)	(452,402)	(681,328)
Class A	(84,766)	(667,416)	(29,363)	(44,275)
Class B	(2,387)	(8,965)	(11,661)	(21,073)
Class C	(9,467)	(36,636)	(17,574)	(26,717)
Net decrease in net assets from distributions	(14,521,559)	(22,048,679)	(5,936,781)	(7,393,010)

Share Transactions:
Proceeds from sales of shares	45,571,511	100,036,793	15,404,133	20,719,407
Reinvested dividends	8,990,352	13,025,541	737,619	995,411
Cost of shares redeemed	(104,008,154)	(200,594,110)	(55,849,790)	(38,832,205)
Net decrease in net assets from share transactions	(49,446,291)	(87,531,776)	(39,708,038)	(17,117,387)

Net decrease in net assets	(50,586,856)	(111,484,597)	(38,252,796)	(24,921,384)

Net Assets:
Beginning of period	388,858,162	500,342,759	162,460,569	187,381,953

End of period*	$338,271,306	$388,858,162	$124,207,773	$162,460,569

*Includes undistributed net investment income of	$305,102	$200,573	$31,743	$8,108

See accompanying Notes to Financial Statements.

	U.S. Government Money
	Market Portfolio
	For the Year
	Ended June 30,
	2005	2004

Operations:
Net investment income	$2,744,627	$1,018,567
Net realized gain on investments	85	7,142
Net increase in net assets from operations	2,744,712	1,025,709

Distributions:
From net investment income:
Class I	(2,594,279)	(963,290)
Class C	(149,837)	(55,277)
Net decrease in net assets from distributions	(2,744,116)	(1,018,567)

Share Transactions at Net Asset Value of $1.00 Per Share:
Proceeds from sales of shares	203,267,528	163,359,915
Reinvested dividends	928,162	178,626
Cost of shares redeemed	(192,366,371)	(171,249,531)
Net increase/(decrease) in net assets from share transactions	11,829,319	(7,710,990)

Net increase/(decrease) in net assets	11,829,915	(7,703,848)

Net Assets:
Beginning of period	124,204,538	131,908,386

End of period*	$136,034,453	$124,204,538

*Includes (over)/undistributed net investment income of	$(13,154)	$335

See accompanying Notes to Financial Statements.

	Municipal Money		Cash Reserve
	Market Portfolio		Portfolio
	For the Year		For the Year
	Ended June 30,		Ended June 30,
	2005	2004	2005	2004

Operations:
Net investment income	$1,308,175	$666,934	$4,060,119	$1,595,870
Net realized gain/(loss) on investments	0	2,518	(13)	342
Net increase in net assets from operations	1,308,175	669,452	4,060,106	1,596,212

Distributions:
From net investment income:
Class I	(935,253)	(490,288)	(615,367)	(327,515)
Class B	—	—	(1,311)	(62)
Class C	(372,472)	(176,646)	(3,442,714)	(1,268,293)
Net decrease in net assets from distributions	(1,307,725)	(666,934)	(4,059,392)	(1,595,870)

Share Transactions at Net Asset Value of $1.00 Per Share:
Proceeds from sales of shares	176,491,352	185,671,128	417,127,246	446,528,883
Reinvested dividends	372,278	176,508	3,464,873	1,283,695
Cost of shares redeemed	(195,102,333)	(185,621,815)	(429,013,551)	(466,212,336)
Net increase/(decrease) in net assets from share transactions	(18,238,703)	225,821	(8,421,432)	(18,399,758)

Net increase/(decrease) in net assets	(18,238,253)	228,339	(8,420,718)	(18,399,416)

Net Assets:
Beginning of period	93,520,800	93,292,461	237,398,006	255,797,422

End of period*	$75,282,547	$93,520,800	$228,977,288	$237,398,006

*Includes undistributed net investment income of	$450	$0	$13,961	$13,234

See accompanying Notes to Financial Statements.

Financial Highlights

Core Equity Portfolio

CLASS I

	For the Year Ended June 30,
	2005^	2004^	2003^	2002	2001

Selected Per-Share Data
Net asset value, beginning of period	$18.71	$16.12	$15.74	$21.87	$25.33
Income from investment operations:
Net investment income	0.27	0.05	0.07	0.08	0.07
Net realized and unrealized gain/(loss) on investments	(0.33)	2.57	0.37	(4.52)	0.06
Total from investment operations	(0.06)	2.62	0.44	(4.44)	0.13
Distributions:
Net investment income	(0.14)	(0.03)	(0.06)	(0.08)	(0.04)
Net realized gain	(0.96)	—	—	(1.61)	(3.55)
Total distributions	(1.10)	(0.03)	(0.06)	(1.69)	(3.59)
Net asset value, end of period	$17.55	$18.71	$16.12	$15.74	$21.87

Total Return	(0.45)%+	16.28%	2.82%	(21.53)%	(0.70)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$304,032	$436,164	$470,855	$541,058	$716,068
Ratio of expenses to average daily net assets	0.99%	1.01%	0.98%	0.94%	0.97%
Ratio of net investment income to average net assets	1.51%	0.30%	0.47%	0.44%	0.31%
Portfolio turnover rate	24%	18%	22%	38%	26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.03%	—	—	—	—

CLASS A

	For the Year Ended June 30,
	2005^	2004^	2003^	2002	2001

Selected Per-Share Data
Net asset value, beginning of period	$18.67	$16.11	$15.73	$21.85	$25.33
Income from investment operations:
Net investment income	0.23	0.01	0.03	0.04	0.01
Net realized and unrealized gain/(loss) on investments	(0.33)	2.56	0.37	(4.51)	0.06
Total from investment operations	(0.10)	2.57	0.40	(4.47)	0.07
Distributions:
Net investment income	(0.12)	(0.01)	(0.02)	(0.04)	—
Net realized gain	(0.96)	—	—	(1.61)	(3.55)
Total distributions	(1.08)	(0.01)	(0.02)	(1.65)	(3.55)
Net asset value, end of period	$17.49	$18.67	$16.11	$15.73	$21.85

Total Return*	(0.70)%+	15.99%	2.58%	(21.73)%	(0.95)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$55,914	$85,250	$79,265	$105,294	$134,604
Ratio of expenses to average daily net assets	1.24%	1.26%	1.24%	1.19%	1.23%
Ratio of net investment income to average net assets	1.26%	0.05%	0.21%	0.20%	0.05%
Portfolio turnover rate	24%	18%	22%	38%	26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.28%	—	—	—	—

*                 Class A total return does not include the one-time front-end sales charge.

+                 Total return would have been lower had various fees not been waived during the period.

^                  Per share amounts calculated based on the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

CLASS B

	For the Year Ended June 30,
	2005^	2004^	2003^	2002	2001

Selected Per-Share Data
Net asset value, beginning of period	$17.99	$15.62	$15.35	$21.49	$25.13
Income from investment operations:
Net investment gain/(loss)	0.09	(0.12)	(0.08)	(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.29)	2.49	0.35	(4.48)	(0.04)
Total from investment operations	(0.20)	2.37	0.27	(4.53)	(0.09)
Distributions:
Net investment income	(0.05)	—	—	—	—
Net realized gain	(0.96)	—	—	(1.61)	(3.55)
Total distributions	(1.01)	—	—	(1.61)	(3.55)
Net asset value, end of period	$16.78	$17.99	$15.62	$15.35	$21.49

Total Return	(1.30)%+	15.17%	1.76%	(22.39)%	(1.65)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$12,460	$15,432	$14,069	$15,636	$13,849
Ratio of expenses to average daily net assets	1.99%	2.02%	2.01%	1.98%	1.99%
Ratio of net investment income/(loss) to average net assets	0.50%	(0.71)%	(0.56)%	(0.59)%	(0.71)%
Portfolio turnover rate	24%	18%	22%	38%	26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	2.03%	—	—	—	—

CLASS C

	For the Year Ended June 30,
	2005^	2004^	2003^	2002	2001

Selected Per-Share Data
Net asset value, beginning of period	$17.75	$15.41	$15.15	$21.23	$24.87
Income from investment operations:
Net investment gain/(loss)	0.09	(0.12)	(0.08)	(0.12)	(0.13)
Net realized and unrealized gain/(loss) on investments	(0.27)	2.46	0.34	(4.35)	0.04
Total from investment operations	(0.18)	2.34	0.26	(4.47)	(0.09)
Distributions:
Net investment income	(0.05)	—	—	—	—
Net realized gain	(0.96)	—	—	(1.61)	(3.55)
Total distributions	(1.01)	—	—	(1.61)	(3.55)
Net asset value, end of period	$16.56	$17.75	$15.41	$15.15	$21.23

Total Return	(1.19)%+	15.18%	1.72%	(22.38)%	(1.66)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$42,825	$52,415	$53,045	$64,105	$93,201
Ratio of expenses to average daily net assets	1.99%	2.02%	1.98%	1.95%	1.96%
Ratio of net investment income/(loss) to average net assets	0.50%	(0.71)%	(0.53)%	(0.56)%	(0.69)%
Portfolio turnover rate	24%	18%	22%	38%	26%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	2.03%	—	—	—	—

+      Total return would have been lower had various fees not been waived during the period.

^      Per share amounts calculated based on the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

Capital Appreciation Portfolio

CLASS I

	For the Year Ended June 30,
	2005	2004	2003	2002	2001

Selected Per-Share Data^
Net asset value, beginning of period	$11.31	$9.14	$8.03	$9.98	$14.47
Income from investment operations:
Net investment loss	(0.10)	(0.07)	(0.06)	(0.09)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.23	2.24	1.17	(1.86)	(1.22)
Total from investment operations	0.13	2.17	1.11	(1.95)	(1.27)
Distributions:
Net realized gain	—	—	—	—	(3.22)
Net asset value, end of period	$11.44	$11.31	$9.14	$8.03	$9.98

Total Return	1.15%+	23.74%	13.82%	(19.54)%	(10.93)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$109,737	$101,570	$49,572	$39,175	$44,746
Ratio of expenses to average daily net assets	1.28%	1.25%	1.26%	1.46%	1.27%
Ratio of net investment loss to average net assets	(0.92)%	(0.64)%	(0.81)%	(1.01)%	(0.45)%
Portfolio turnover rate	83%	71%	67%	137%	130%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.30%	—	—	—	—

CLASS A

	For the Year Ended June 30,
	2005	2004	2003	2002	2001

Selected Per-Share Data^
Net asset value, beginning of period	$11.02	$8.93	$7.86	$9.80	$14.31
Income from investment operations:
Net investment loss	(0.12)	(0.09)	(0.08)	(0.11)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.22	2.18	1.15	(1.83)	(1.20)
Total from investment operations	0.10	2.09	1.07	(1.94)	(1.29)
Distributions:
Net realized gain	—	—	—	—	(3.22)
Net asset value, end of period	$11.12	$11.02	$8.93	$7.86	$9.80

Total Return*	0.91%+	23.40%	13.61%	(19.80)%	(11.21)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$9,193	$7,073	$3,083	$3,879	$5,150
Ratio of expenses to average daily net assets	1.53%	1.50%	1.49%	1.76%	1.62%
Ratio of net investment loss to average net assets	(1.17)%	(0.89)%	(1.05)%	(1.32)%	(0.80)%
Portfolio turnover rate	83%	71%	67%	137%	130%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.55%	—	—	—	—

*      Class A total return does not include the one-time front-end sales charge.

+      Total return would have been lower had various fees not been waived during the period.

^      Per share amounts calculated based on the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

CLASS B

	For the Year Ended June 30,
	2005	2004	2003	2002	2001

Selected Per-Share Data^
Net asset value, beginning of period	$10.82	$8.84	$7.84	$9.86	$14.49
Income from investment operations:
Net investment loss	(0.20)	(0.17)	(0.13)	(0.18)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.22	2.15	1.13	(1.84)	(1.25)
Total from investment operations	0.02	1.98	1.00	(2.02)	(1.41)
Distributions:
Net realized gain	—	—	—	—	(3.22)
Net asset value, end of period	$10.84	$10.82	$8.84	$7.84	$9.86

Total Return	0.18%+	22.40%	12.76%	(20.49)%	(12.00)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$1,220	$1,164	$508	$515	$737
Ratio of expenses to average daily net assets	2.28%	2.25%	2.26%	2.62%	2.48%
Ratio of net investment loss to average net assets	(1.92)%	(1.64)%	(1.82)%	(2.17)%	(1.66)%
Portfolio turnover rate	83%	71%	67%	137%	130%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	2.30%	—	—	—	—

CLASS C

	For the Year Ended June 30,
	2005	2004	2003	2002	2001

Selected Per-Share Data^
Net asset value, beginning of period	$10.37	$8.47	$7.51	$9.43	$14.02
Income from investment operations:
Net investment loss	(0.19)	(0.16)	(0.12)	(0.18)	(0.19)
Net realized and unrealized gain/(loss) on investments	0.20	2.06	1.08	(1.74)	(1.18)
Total from investment operations	0.01	1.90	0.96	(1.92)	(1.37)
Distributions:
Net realized gain	—	—	—	—	(3.22)
Net asset value, end of period	$10.38	$10.37	$8.47	$7.51	$9.43

Total Return	0.10%+	22.43%	12.78%	(20.36)%	(12.13)%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$727	$756	$482	$463	$758
Ratio of expenses to average daily net assets	2.28%	2.25%	2.24%	2.63%	2.60%
Ratio of net investment loss to average net assets	(1.92)%	(1.64)%	(1.80)%	(2.18)%	(1.78)%
Portfolio turnover rate	83%	71%	67%	137%	130%

(1) During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.	2.30%	—	—	—	—

+      Total return would have been lower had various fees not been waived during the period.

^      Per share amounts calculated based on the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

Intermediate Bond Portfolio

CLASS I

	For the Year Ended June 30,
	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.24	$10.81	$10.39	$10.10	$9.59
Income from investment operations:
Net investment income	0.37	0.38	0.45	0.52	0.55
Net realized and unrealized gain/(loss) on investments	0.00 **	(0.43)	0.50	0.33	0.51
Total from investment operations	0.37	(0.05)	0.95	0.85	1.06
Distributions:
Net investment income	(0.37)	(0.38)	(0.47)	(0.52)	(0.55)
Net realized gain	(0.04)	(0.14)	(0.06)	(0.04)	—
Total distributions	(0.41)	(0.52)	(0.53)	(0.56)	(0.55)
Net asset value, end of period	$10.20	$10.24	$10.81	$10.39	$10.10

Total Return+	3.72%	(0.43)%	9.35%	8.59%	11.28%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$316,404	$367,269	$443,511	$188,425	$188,381
Ratio of expenses to average daily net assets (1)	0.65%	0.65%	0.62%	0.62%	0.60%
Ratio of net investment income to average net assets	3.61%	3.65%	4.41%	5.08%	5.52%
Portfolio turnover rate	56%	27%	36%	61%	59%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.84%	0.83%	0.82%	0.82%	0.80%

CLASS A

	For the Year Ended June 30,
	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.24	$10.82	$10.40	$10.10	$9.59
Income from investment operations:
Net investment income	0.35	0.36	0.44	0.50	0.52
Net realized and unrealized gain/(loss) on investments	0.00 **	(0.44)	0.48	0.34	0.51
Total from investment operations	0.35	(0.08)	0.92	0.84	1.03
Distributions:
Net investment income	(0.35)	(0.36)	(0.44)	(0.50)	(0.52)
Net realized gain	(0.04)	(0.14)	(0.06)	(0.04)	—
Total distributions	(0.39)	(0.50)	(0.50)	(0.54)	(0.52)
Net asset value, end of period	$10.20	$10.24	$10.82	$10.40	$10.10

Total Return+*	3.46%	(0.75)%	9.08%	8.43%	10.99%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$19,226	$18,758	$52,686	$50,032	$45,098
Ratio of expenses to average daily net assets (1)	0.90%	0.90%	0.88%	0.87%	0.84%
Ratio of net investment income to average net assets	3.36%	3.40%	4.15%	4.83%	5.27%
Portfolio turnover rate	56%	27%	36%	61%	59%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.09%	1.08%	1.08%	1.07%	1.04%

*      Class A total return does not include the one-time front-end sales charge.

**   Less than $.005 per share.

+      Total return would have been lower had various fees not been waived during the period.

See accompanying Notes to Financial Statements.

CLASS B

	For the Year Ended June 30,
	2005	2004	2003***
Selected Per-Share Data
Net asset value, beginning of period	$10.24	$10.82	$10.55
Income from investment operations:
Net investment income	0.30	0.31	0.27
Net realized and unrealized gain/(loss) on investments	0.00 **	(0.44)	0.33
Total from investment operations	0.30	(0.13)	0.60
Distributions:
Net investment income	(0.30)	(0.31)	(0.27)
Net realized gain	(0.04)	(0.14)	(0.06)
Total distributions	(0.34)	(0.45)	(0.33)
Net asset value, end of period	$10.20	$10.24	$10.82

Total Return+	2.98%	(1.21)%	5.75	%#

Ratios and Supplemental Data
Net assets, end of period (thousands)	$365	$609	$678
Ratio of expenses to average daily net assets (1)	1.35%	1.35%	1.31	%*
Ratio of net investment income to average net assets	2.91%	2.95%	3.72	%*
Portfolio turnover rate	56%	27%	36%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.54%	1.53%	1.51	%*

CLASS C

	For the Year Ended June 30,
	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$10.82	$10.40	$10.10	$9.59
Income from investment operations:
Net investment income	0.29	0.30	0.38	0.44	0.47
Net realized and unrealized gain/(loss) on investments	0.00 **	(0.43)	0.49	0.34	0.51
Total from investment operations	0.29	(0.13)	0.87	0.78	0.98
Distributions:
Net investment income	(0.29)	(0.30)	(0.39)	(0.44)	(0.47)
Net realized gain	(0.04)	(0.14)	(0.06)	(0.04)	—
Total distributions	(0.33)	(0.44)	(0.45)	(0.48)	(0.47)
Net asset value, end of period	$10.21	$10.25	$10.82	$10.40	$10.10

Total Return+	2.94%	(1.17)%	8.54%	7.81%	10.38%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$2,276	$2,221	$3,468	$1,710	$1,333
Ratio of expenses to average daily net assets (1)	1.40%	1.40%	1.37%	1.44%	1.42%
Ratio of net investment income to average net assets	2.86%	2.90%	3.66%	4.25%	4.70%
Portfolio turnover rate	56%	27%	36%	61%	59%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.84%	1.83%	1.82%	1.89%	1.86%

*      Annualized.

**   Less than $.005 per share.

*** Class B commenced operations on October 28, 2002.

+      Total return would have been lower had various fees not been waived during the period.

#      Total returns for periods of less than one year are not annualized.

See accompanying Notes to Financial Statements.

Tennessee Tax-Free Portfolio

CLASS I

	For the Year Ended June 30,
	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$10.73	$10.47	$10.28	$9.89
Income from investment operations:
Net investment income	0.39	0.40	0.42	0.43	0.44
Net realized and unrealized gain/(loss) on investments	0.12	(0.42)	0.29	0.21	0.39
Total from investment operations	0.51	(0.02)	0.71	0.64	0.83
Distributions:
Net investment income	(0.39)	(0.40)	(0.42)	(0.43)	(0.44)
Net realized gain	(0.03)	(0.05)	(0.03)	(0.02)	—
Total distributions	(0.42)	(0.45)	(0.45)	(0.45)	(0.44)
Net asset value, end of period	$10.35	$10.26	$10.73	$10.47	$10.28

Total Return+	5.05%	(0.22)%	6.89%	6.34%	8.49%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$107,783	$143,278	$163,440	$164,437	$168,940
Ratio of expenses to average daily net assets (1)	0.69%	0.65%	0.63%	0.64%	0.62%
Ratio of net investment income to average net assets	3.72%	3.83%	3.93%	4.14%	4.29%
Portfolio turnover rate	11%	9%	19%	8%	13%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.89%	0.85%	0.83%	0.84%	0.82%

CLASS A

	For the Year Ended June 30,
	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.75	$10.49	$10.31	$9.92
Income from investment operations:
Net investment income	0.36	0.38	0.39	0.40	0.41
Net realized and unrealized gain/(loss) on investments	0.12	(0.42)	0.29	0.20	0.39
Total from investment operations	0.48	(0.04)	0.68	0.60	0.80
Distributions:
Net investment income	(0.36)	(0.38)	(0.39)	(0.40)	(0.41)
Net realized gain	(0.03)	(0.05)	(0.03)	(0.02)	—
Total distributions	(0.39)	(0.43)	(0.42)	(0.42)	(0.41)
Net asset value, end of period	$10.37	$10.28	$10.75	$10.49	$10.31

Total Return+*	4.78%	(0.45)%	6.62%	5.98%	8.20%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$8,771	$9,935	$11,661	$9,252	$12,836
Ratio of expenses to average daily net assets (1)	0.94%	0.90%	0.87%	0.88%	0.87%
Ratio of net investment income to average net assets	3.47%	3.58%	3.68%	3.90%	4.04%
Portfolio turnover rate	11%	9%	19%	8%	13%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.14%	1.10%	1.07%	1.08%	1.08%

*      Class A total return does not include the one-time front-end sales charge.

+      Total return would have been lower had various fees not been waived during the period.

See accompanying Notes to Financial Statements.

CLASS B

	For the Year Ended June 30,
	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$10.73	$10.47	$10.29	$9.90
Income from investment operations:
Net investment income	0.31	0.33	0.34	0.35	0.36
Net realized and unrealized gain/(loss) on investments	0.12	(0.42)	0.29	0.20	0.39
Total from investment operations	0.43	(0.09)	0.63	0.55	0.75
Distributions:
Net investment income	(0.31)	(0.33)	(0.34)	(0.35)	(0.36)
Net realized gain	(0.03)	(0.05)	(0.03)	(0.02)	—
Total distributions	(0.34)	(0.38)	(0.37)	(0.37)	(0.36)
Net asset value, end of period	$10.35	$10.26	$10.73	$10.47	$10.29

Total Return+	4.31%	(0.91)%	6.15%	5.46%	7.72%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$2,933	$3,856	$4,673	$1,090	$309
Ratio of expenses to average daily net assets (1)	1.39%	1.35%	1.32%	1.37%	1.33%
Ratio of net investment income to average net assets	3.02%	3.12%	3.23%	3.41%	3.58%
Portfolio turnover rate	11%	9%	19%	8%	13%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.59%	1.55%	1.52%	1.57%	1.53%

CLASS C

	For the Year Ended June 30,
	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.74	$10.48	$10.29	$9.90
Income from investment operations:
Net investment income	0.33	0.35	0.37	0.38	0.38
Net realized and unrealized gain/(loss) on investments	0.12	(0.42)	0.29	0.21	0.39
Total from investment operations	0.45	(0.07)	0.66	0.59	0.77
Distributions:
Net investment income	(0.33)	(0.35)	(0.37)	(0.38)	(0.38)
Net realized gain	(0.03)	(0.05)	(0.03)	(0.02)	—
Total distributions	(0.36)	(0.40)	(0.40)	(0.40)	(0.38)
Net asset value, end of period	$10.36	$10.27	$10.74	$10.48	$10.29

Total Return+	4.52%	(0.71)%	6.37%	5.81%	7.89%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$4,721	$5,391	$7,608	$6,989	$6,426
Ratio of expenses to average daily net assets (1)	1.19%	1.15%	1.12%	1.14%	1.17%
Ratio of net investment income to average net assets	3.22%	3.32%	3.43%	3.65%	3.74%
Portfolio turnover rate	11%	9%	19%	8%	13%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.89%	1.85%	1.82%	1.84%	1.87%

+      Total return would have been lower had various fees not been waived during the period.

See accompanying Notes to Financial Statements.

U.S. Government Money Market Portfolio

CLASS I

	For the Year Ended June 30,
	2005	2004	2003	2002	2001
Selected Per - Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.019	0.009	0.013	0.024	0.057
Distributions:
Net investment income	(0.019)	(0.009)	(0.013)	(0.024)	(0.057)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.97%	0.87%	1.34%	2.42%	5.85%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$128,892	$116,124	$124,310	$128,530	$81,572
Ratio of expenses to average net assets (1)	0.25%	0.25%	0.25%	0.25%	0.23%
Ratio of net investment income to average net assets	1.95%	0.85%	1.33%	2.27%	5.74%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had
such waivers not occurred is as follows.	0.35%	0.34%	0.34%	0.32%	0.40%

CLASS C

	For the Year Ended June 30,
	2005	2004	2003	2002	2001
Selected Per - Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.017	0.006	0.011	0.021	0.055
Distributions:
Net investment income	(0.017)	(0.006)	(0.011)	(0.021)	(0.055)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.71%	0.62%	1.08%	2.17%	5.59%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$7,142	$8,081	$7,598	$8,297	$2,500
Ratio of expenses to average net assets (1)	0.50%	0.50%	0.50%	0.50%	0.48%
Ratio of net investment income to average net assets	1.70%	0.60%	1.08%	2.02%	5.49%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.80%	0.79%	0.79%	0.77%	0.85%

+      Total return would have been lower had various fees not been waived during the period.

See accompanying Notes to Financial Statements.

Municipal Money Market Portfolio

CLASS I

	For the Year Ended June 30,
	2005	2004	2003	2002	2001

Selected Per - Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.015	0.008	0.011	0.017	0.036
Distributions:
Net investment income	(0.015)	(0.008)	(0.011)	(0.017)	(0.036)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.55%	0.78%	1.10%	1.69%	3.66%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$49,356	$48,720	$67,516	$57,482	$47,665
Ratio of expenses to average net assets (1)	0.30%	0.30%	0.30%	0.25%	0.28%
Ratio of net investment income to average net assets	1.49%	0.77%	1.09%	1.65%	3.53%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.37%	0.35%	0.33%	0.31%	0.46%

CLASS C

	For the Year Ended June 30,
	2005	2004	2003	2002	2001

Selected Per - Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.013	0.005	0.008	0.014	0.033
Distributions:
Net investment income	(0.013)	(0.005)	(0.008)	(0.014)	(0.033)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.30%	0.52%	0.85%	1.44%	3.37%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$25,927	$44,801	$25,777	$24,181	$22,466
Ratio of expenses to average net assets (1)	0.55%	0.55%	0.55%	0.50%	0.55%
Ratio of net investment income to average net assets	1.24%	0.52%	0.84%	1.40%	3.26%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.82%	0.80%	0.78%	0.76%	0.93%

+    Total return would have been lower had various fees not been waived during the period.

See accompanying Notes to Financial Statements.

Cash Reserve Portfolio

CLASS I

	For the Year Ended June 30,
	2005	2004	2003	2002	2001

Selected Per - Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.019	0.008	0.013	0.024	0.058
Distributions:
Net investment income	(0.019)	(0.008)	(0.013)	(0.024)	(0.058)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.96%	0.85%	1.33%	2.44%	5.92%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$32,457	$28,827	$46,717	$47,402	$35,453
Ratio of expenses to average net assets (1)	0.30%	0.30%	0.30%	0.25%	0.27%
Ratio of net investment income to average net assets	1.93%	0.85%	1.34%	2.36%	5.51%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.36%	0.37%	0.34%	0.31%	0.45%

CLASS B

	For the Year Ended June 30,
	2005	2004	2003**

Selected Per - Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.010	0.002	0.002
Distributions:
Net investment income	(0.010)	(0.002)	(0.002)
Net asset value, end of period	$1.00	$1.00	$1.00

Total Return+	1.00%	0.24%	0.21	%#

Ratios and Supplemental Data
Net assets, end of period (thousands)	$99	$194	$18
Ratio of expenses to average net assets (1)	1.24%	0.91%	1.14	%*
Ratio of net investment income to average net assets	0.99%	0.24%	0.50	%*

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	1.36%	1.37%	1.36	%*

*    Annualized.

**  Class B commenced operations on October 28, 2002.

+    Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.

See accompanying Notes to Financial Statements.

CLASS C

	For the Year Ended June 30,
	2005	2004	2003	2002	2001

Selected Per - Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.017	0.006	0.011	0.022	0.055
Distributions:
Net investment income	(0.017)	(0.006)	(0.011)	(0.022)	(0.055)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return+	1.71%	0.60%	1.08%	2.19%	5.65%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$196,422	$208,376	$209,062	$212,250	$231,201
Ratio of expenses to average net assets (1)	0.55%	0.55%	0.55%	0.50%	0.52%
Ratio of net investment income to average net assets	1.68%	0.60%	1.09%	2.11%	5.26%

(1) During the period, various fees were waived.
The ratio of expenses to average net assets had such waivers not occurred is as follows.	0.81%	0.82%	0.79%	0.76%	0.90%

+    Total return would have been lower had various fees not been waived during the period.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

June 30, 2005

1.  Significant Accounting and Operating Policies

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003.

The Trust currently has seven active investment portfolios (each referred to as a “Portfolio”). The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

The U.S. Government Money Market and Municipal Money Market Portfolios may offer three classes of shares (Classes I, A and C) and the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios may offer four classes of shares (Classes I, A, B and C).  As of June 30, 2005, Class A shares have not been issued for the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios Money Market Portfolios.  Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses.  Each class has exclusive voting rights with respect to its Distribution Plans and Shareholder Servicing Plans.  Income, expenses (other than expenses incurred under each Class Distribution and Service Plan and other class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.

The following summarizes the significant accounting policies for the Trust.

Security Valuation:

Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios:  Securities held in the Core Equity and Capital Appreciation Portfolios for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price.  Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price.  Securities held in the Intermediate Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.  Short-term fixed-income securities maturing within 60 days are valued at amortized cost which approximates current value.

Money Market Portfolios:  Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Repurchase Agreements:  Each Portfolio, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price.  The Trust’s advisers are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

Securities Purchased on a When-Issued or Forward Commitment Basis:  Delivery and payment for securities that have been purchased by the portfolios on a when-issued basis can take place a month or more after the trade date.  Normally, the settlement date occurs within six months after the trade date; however, the portfolios may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date.  During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery.  The portfolios maintain segregated assets with a market value equal to or greater than the amount of its purchase commitments.  The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the portfolio’s net asset value to the extent the portfolio makes such purchases while remaining substantially fully invested.

Income Taxes:  As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Portfolio is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.  The Portfolios intend to comply with the provisions of the Internal Revenue Code.

Interest Income:  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Dividend income is recorded on the ex-dividend date.

Expenses:  Most expenses of the Trust can be directly attributed to a Portfolio.  Expenses which cannot be directly attributed are apportioned among the Portfolios based on average net assets or by number of accounts.

Distributions to Shareholders:  For the Money Market Portfolios, Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio, distributions are declared daily and paid monthly from net investment income.  Distributions, if any, for the Core Equity and Capital Appreciation Portfolios are declared and paid annually.  Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes.

Income and capital gains to be distributed are determined in accordance with income tax regulations which may differ from income and gains reported under accounting principles generally accepted in the United States of America. Accordingly, for the fiscal year ended June 30, 2005, the effects of certain differences were reclassified.  The Capital Appreciation Portfolio decreased paid in capital by $1,050,284 and increased accumulated net investment loss by $1,050,284.  The Intermediate Bond Portfolio decreased paid in capital by $50,229, increased undistributed net investment income by $104,078 and decreased accumulated net realized gain on investments by $53,849.  The Tennessee Tax-Free Portfolio decreased paid in capital by $23,370 and increased undistributed net investment income by $23,370.  The U.S. Government Money Market Portfolio increased paid in capital by $14,000 and decreased undistributed net investment income by $14,000. Net assets of the portfolios were unaffected by the reclassifications and the calculation of net investment income per share in the Financial Highlights excludes these adjustments.

The tax character of the distributions paid by the Portfolios during the last two fiscal years ended June 30, 2005 and 2004, respectively, were as follows:

	Core Equity		Capital Appreciation		Intermediate Bond		Tennessee Tax-Free
	2005	2004	2005	2004	2005	2004	2005	2004
Distributions paid from:
Ordinary Income	$7,735,896	$929,907	—	—	$13,402,571	$16,685,823	$7,596	$7,645
Tax-Exempt Income	—	—	—	—	—	—	5,418,185	6,611,972
Short-Term Capital Gain	—	—	—	—	—	455,007	—	—
Long-Term Capital Gain	23,243,858	—	—	—	1,118,988	4,907,849	511,000	773,393
Total	$30,979,754	$929,907	—	—	$14,521,559	$22,048,679	$5,936,781	$7,393,010

	U.S. Government		Municipal
	Money Market		Money Market		Cash Reserve
	2005	2004	2005	2004	2005	2004
Distributions paid from:
Ordinary Income	$2,744,116	$1,018,567	—	—	$4,059,392	$1,595,870
Tax-Exempt Income	—	—	$1,307,725	$666,934	—	—
Long-Term Capital Gain	—	—	—	—	—	—
Total	$2,744,116	$1,018,567	$1,307,725	$666,934	$4,059,392	$1,595,870

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

					U.S. Gov’t	Municipal
	Core	Capital	Intermediate	Tennessee	Money	Money	Cash
	Equity	Appreciation	Bond	Tax-Free	Market	Market	Reserve
Undistributed ordinary income	$3,511,349	$0	$236,471	$28,483	$25,167	$33,009	$13,961
Accumulated net realized gain/(loss)	10,021,424	(1,496,878)	666,044	1,573,080	(11,956)	(6,720)	(19,421)
Net unrealized appreciation	43,316,387	12,462,691	3,626,941	4,925,360	—	—	—
Effect of other timing differences	—	—	68,631	3,260	(38,321)	(32,559)	—
Total	$56,849,160	$10,965,813	$4,598,087	$6,530,183	$(25,110)	$(6,270)	$(5,460)

The effect of other timing differences primarily includes differences in book and tax treatment of market discount.

Other:  Investment security transactions are accounted for as of trade date.  Realized gains and losses from securities transactions are determined using the identified cost basis for both financial reporting and income tax purposes.

2.  Shares of Beneficial Interest

	Core Equity Portfolio		Capital Appreciation Portfolio
	For the Year		For the Year
	Ended June 30,		Ended June 30,
	2005	2004	2005	2004
Dollars issued and redeemed:
Class I:
Issued	$41,073,950	$58,106,853	$18,769,323	$46,798,812
Distributions reinvested	14,946,895	519,998	0	0
Redeemed	(163,983,560)	(164,999,927)	(12,380,398)	(7,042,302)
Net increase/(decrease)	$(107,962,715)	$(106,373,076)	$6,388,925	$39,756,510
Class A:
Issued	$4,548,285	$8,743,200	$3,451,661	$4,284,543
Distributions reinvested	4,318,616	65,916	0	0
Redeemed	(33,193,183)	(15,231,025)	(1,557,634)	(1,097,749)
Net increase/(decrease)	$(24,326,282)	$(6,421,909)	$1,894,027	$3,186,794
Class B:
Issued	$360,398	$1,436,273	$174,525	$644,653
Distributions reinvested	783,907	0	0	0
Redeemed	(3,103,169)	(2,148,516)	(121,173)	(129,003)
Net increase/(decrease)	$(1,958,864)	$(712,243)	$53,352	$515,650
Class C:
Issued	$637,546	$1,890,988	$40,073	$267,025
Distributions reinvested	2,659,325	0	0	0
Redeemed	(9,419,740)	(10,179,262)	(67,263)	(111,433)
Net increase/(decrease)	$(6,122,869)	$(8,288,274)	$(27,190)	$155,592

	Core Equity Portfolio		Capital Appreciation Portfolio
	For the Year		For the Year
	Ended June 30,		Ended June 30,
	2005	2004	2005	2004
Shares issued and redeemed:
Class I:
Issued	2,318,874	3,258,893	1,746,080	4,211,101
Distributions reinvested	826,252	30,493	0	0
Redeemed	(9,129,305)	(9,194,298)	(1,132,925)	(655,652)
Net increase/(decrease)	(5,984,179)	(5,904,912)	613,155	3,555,449
Class A:
Issued	254,068	489,116	330,370	406,862
Distributions reinvested	239,127	3,881	0	0
Redeemed	(1,861,925)	(848,373)	(145,311)	(110,481)
Net increase/(decrease)	(1,368,730)	(355,376)	185,059	296,381
Class B:
Issued	20,952	82,081	16,388	62,291
Distributions reinvested	45,052	0	0	0
Redeemed	(181,540)	(124,819)	(11,392)	(12,178)
Net increase/(decrease)	(115,536)	(42,738)	4,996	50,113
Class C:
Issued	37,346	111,312	3,934	27,704
Distributions reinvested	154,972	0	0	0
Redeemed	(559,216)	(599,731)	(6,860)	(11,681)
Net increase/(decrease)	(366,898)	(488,419)	(2,926)	16,023

	Intermediate Bond Portfolio		Tennessee Tax-Free Portfolio
	For the Year		For the Year
	Ended June 30,		Ended June 30,
	2005	2004	2005	2004
Dollars issued and redeemed:
Class I:
Issued	$38,885,685	$85,110,690	$14,654,193	$17,389,195
Distributions reinvested	8,392,865	10,866,802	284,962	402,030
Redeemed	(97,096,398)	(151,380,390)	(51,715,380)	(31,158,726)
Net decrease	$(49,817,848)	$(55,402,898)	$(36,776,225)	$(13,367,501)
Class A:
Issued	$6,509,558	$14,748,918	$710,955	$2,493,996
Distributions reinvested	537,300	2,056,528	226,369	283,862
Redeemed	(6,496,089)	(47,818,461)	(2,195,399)	(4,005,846)
Net increase/(decrease)	$550,769	$(31,013,015)	$(1,258,075)	$(1,227,988)
Class B:
Issued	$7,224	$112,086	$28,000	$646,218
Distributions reinvested	12,447	17,443	64,889	104,193
Redeemed	(260,658)	(161,105)	(1,049,453)	(1,356,867)
Net decrease	$(240,987)	$(31,576)	$(956,564)	$(606,456)
Class C:
Issued	$169,044	$65,099	$10,985	$189,998
Distributions reinvested	47,740	84,768	161,399	205,326
Redeemed	(155,009)	(1,234,154)	(889,558)	(2,310,766)
Net increase/(decrease)	$61,775	$(1,084,287)	$(717,174)	$(1,915,442)

	Intermediate Bond Portfolio		Tennessee Tax-Free Portfolio
	For the Year		For the Year
	Ended June 30,		Ended June 30,
	2005	2004	2005	2004
Shares issued and redeemed:
Class I:
Issued	3,799,394	8,201,230	1,411,796	1,656,173
Distributions reinvested	818,105	1,038,146	27,469	38,369
Redeemed	(9,466,887)	(14,392,057)	(4,990,435)	(2,962,782)
Net decrease	(4,849,388)	(5,152,681)	(3,551,170)	(1,268,240)
Class A:
Issued	635,388	1,419,997	68,371	236,923
Distributions reinvested	52,430	196,021	21,786	27,046
Redeemed	(634,488)	(4,653,817)	(210,628)	(382,238)
Net increase/(decrease)	53,330	(3,037,799)	(120,471)	(118,269)
Class B:
Issued	703	10,812	2,677	61,022
Distributions reinvested	1,213	1,667	6,257	9,933
Redeemed	(25,589)	(15,703)	(101,384)	(130,616)
Net decrease	(23,673)	(3,224)	(92,450)	(59,661)
Class C:
Issued	16,585	6,189	1,060	18,106
Distributions reinvested	4,651	8,088	15,556	19,571
Redeemed	(15,110)	(117,976)	(85,903)	(221,205)
Net increase/(decrease)	6,126	(103,699)	(69,287)	(183,528)

	U.S. Government Money Market Portfolio
	For the Year
	Ended June 30,
	2005	2004
Shares/Dollars issued and redeemed:
Class I:
Issued	$179,527,116	$144,820,776
Distributions reinvested	778,910	123,213
Redeemed	(167,538,002)	(153,137,030)
Net increase/(decrease)	$12,768,024	$(8,193,041)
Class C:
Issued	$23,740,412	$18,539,139
Distributions reinvested	149,252	55,413
Redeemed	(24,828,369)	(18,112,501)
Net increase/(decrease)	$(938,705)	$482,051

	Municipal Money Market Portfolio		Cash Reserve Portfolio
	For the Year		For the Year
	Ended June 30,		Ended June 30,
	2005	2004	2005	2004
Shares/Dollars issued and redeemed:
Class I:
Issued	$110,344,993	$77,253,024	$84,483,262	$93,771,471
Distributions reinvested	0	0	24,554	17,547
Redeemed	(109,710,041)	(96,049,925)	(80,878,543)	(111,678,581)
Net increase/(decrease)	$634,952	$(18,796,901)	$3,629,273	$(17,889,563)
Class B:
Issued	$—	$—	$30,438	$193,863
Distributions reinvested	—	—	1,253	61
Redeemed	—	—	(127,080)	(18,316)
Net increase/(decrease)	$—	$—	$(95,389)	$175,608
Class C:
Issued	$66,146,359	$108,418,104	$332,613,546	$352,563,549
Distributions reinvested	372,278	176,508	3,439,066	1,266,087
Redeemed	(85,392,292)	(89,571,890)	(348,007,928)	(354,515,439)
Net increase/(decrease)	$(18,873,655)	$19,022,722	$(11,955,316)	$(685,803)

3.  Investment Advisory and Management and Sub-Advisory Agreements

For managing its investment and business affairs, the Core Equity Portfolio is obligated to pay First Tennessee Bank National Association (“First Tennessee”) a monthly management fee at the annual rate of .65% of the Core Equity Portfolio’s average net assets up to $1 billion and .60% of the Core Equity Portfolio’s average net assets over $1 billion.  The Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio are obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of each portfolios average net assets up to $250 million and ..45% of each portfolios average net assets over $250 million.  Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to each Portfolio.

First Tennessee and Delaware Management Company (“DMC”) serve as Co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Portfolio.  The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of ..15% of its average net assets.  The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .70% for the first $50 million of the Portfolio’s average net assets and .65% on average net assets of the Portfolio in excess of $50 million.  Information contained in this report prior to June 1, 2000, for the Capital Appreciation Portfolio reflects the operations of the Portfolio while Investment Advisers Inc. was co-adviser.  DMC was approved as the Portfolio co-adviser at a special meeting of the shareholders of the Portfolio on May 17, 2000.

First Tennessee and BlackRock Institutional Management Corporation (“BIMC”) serve as Co-advisers to the U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, and the Cash Reserve Portfolio.

At a special meeting on June 1, 2001, shareholders of each of the Money Market Portfolios approved an Investment Advisory and Management Agreement between the Trust and First Tennessee, as co-adviser to the Money Market Portfolios, and a new Investment Advisory and Management Agreement between the Trust and BIMC, as investment adviser to the Money Market Portfolios effective July 1, 2001.

Each Money Market Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .05% of its average net assets.  Each Money Market Portfolio is also obligated to pay BIMC monthly management fees at the annual rate of .08% of aggregate average monthly net assets of each portfolio up to $500 million, .06% of the next $500 million, and ..05% on amounts greater than $1 billion.

For the Core Equity Portfolio, Highland Capital Management Corporation (“Highland”) serves as the sub-adviser pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee.  Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Horizon National Corporation.  First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of .38% of the Core Equity Portfolio’s average net assets up to $1 billion and .35% of the Core Equity Portfolio’s average net assets over $1 billion.

For the Intermediate Bond and Tennessee Tax-Free Portfolios, Martin & Company, Inc. (“Martin”), serves as sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee.  Martin is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Horizon National Corporation.  First Tennessee is obligated to pay Martin a monthly sub advisory fee at the annual rate of .30% of each Portfolio’s average net assets up to $250 million and .27% of each Portfolio’s average net assets over $250 million.

4.  Administrator, Co-Administrator and Distributor

ALPS Mutual Funds Services, Inc. (“ALPS”) and ALPS Distributors, Inc. (“ADI”) serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements.  ALPS’ duties include providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio.  ALPS is entitled to receive administration fees from each of the Money Market Portfolios at the annual rate of .050% of the first $500 million of average net assets and .025% on average net assets in excess of $500 million and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .115% of average net assets.

First Tennessee serves as the Co-Administrator for each Portfolio.  As the Co-Administrator, First Tennessee assists in each Portfolio’s operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services.  First Tennessee is entitled to receive co-administration fees from each of the Money Market Portfolios, at the annual rate of .050% of average net assets and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .085% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of Classes B and C of the Trust.  Each Plan provides for payments to ADI at the annual rates up to the amounts listed below.  The Trustees have also adopted Shareholder Servicing Plans on behalf of Classes A, B and C of the Portfolios indicated below, under which brokers/dealers, advisers or other financial institutions are paid at the annual rates up to the amounts shown in the table.

	Class A	Class B	Class C
	Shareholder			Shareholder
	Servicing Fee	12b-1 Fee	12b-1 Fee	Servicing Fee
Core Equity	0.25%	1.00%	0.75%	0.25%
Capital Appreciation	0.25%	1.00%	0.75%	0.25%
Intermediate Bond	0.25%	0.70%	0.75%	0.25%
Tennessee Tax-Free	0.25%	0.70%	0.75%	0.25%
U.S. Government Money Market	—	—	0.45%	—
Municipal Money Market	—	—	0.45%	—
Cash Reserve	—	1.00%	0.45%	—

In addition, certain Portfolios or classes have adopted a Defensive 12b-1 Plan, which provides that various service providers, such as a Portfolio’s administrator, investment adviser, sub-adviser, or co-adviser, may make payments for distribution related expenses out of their own resources, including past profits or payments received from a Portfolio for other purposes such as management fees, and that the Portfolio’s distributor may, from time-to-time, use its own resources for distribution related services, in addition to the fees paid under the Distribution Plan.

5.  Waiver of Expenses

Core Equity, Capital Appreciation, Intermediate Bond, and Tennessee Tax-Free Portfolios:

Effective May 3, 2005, First Tennessee contractually agreed to waive its management fee for the Core Equity Portfolio to 0.41% of average net assets. For the year ended June 30, 2005, First Tennessee contractually agreed to waive its management fee for the Intermediate Bond and Tennessee Tax-Free Portfolios to 0.30% of each portfolio’s average net assets.

Effective May 3, 2005, First Tennessee, as co-adviser, contractually agreed to waive its co-advisory fee for the Capital Appreciation Portfolio to 0.05% of average net assets.

For the year ended June 30, 2005, First Tennessee as co-administrator, contractually agreed to waive its co-administration fees for the Core Equity Portfolio and Capital Appreciation Portfolio to 0.025%, and 0.06% of average net assets, respectively.

For the year ended June 30, 2005, the 12b-1 fee charged by Class C of the Intermediate Bond and Tennessee Tax-Free Portfolios was waived to 0.50% of average net assets.  Additionally, the shareholder servicing fee charged by Class C of the Tennessee Tax-Free Portfolio was waived to 0.00% of its average net assets.

Pursuant to these waivers, for the year ended June 30, 2005, fees waived for the Portfolios were as follows:

				Class C Shareholder
	Management Fee	Co-Administration Fee	Class C 12b-1 Fee	Servicing Fee
Core Equity	$166,130	$41,532	$0	$0
Capital Appreciation	19,011	4,752	0	0
Intermediate Bond	665,514	0	5,577	0
Tennessee Tax-Free	295,559	0	12,947	12,947

Money Market Portfolios:

For the year ended June 30, 2005, First Tennessee, as co-adviser and co-administrator, contractually agreed to waive its co-advisory and co-administration fees, to the extent necessary for Class I of the U.S. Government Money Market Portfolio to maintain a total expense ratio of no more than 0.25% of its average net assets, and Class I of the Municipal Money Market and Cash Reserve Portfolios to maintain a total expense ratio of no more than 0.30% of their average net assets, respectively.

For the year ended June 30, 2005, the 12b-1 fee charged by Class C of the U. S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios were limited to 0.25% of average net assets.  The 12b-1 fee charged by Class B of the Cash Reserve Portfolio was limited to 0.60% of average net assets from July 1 to July 6, 2004, 0.75% of average net assets from July 7 to August 2, 2004, 0.90% of average net assets from August 3, 2004 to October 19, 2004, and 1.00% of average net assets effective October 20, 2004.

Pursuant to these waivers, for the year ended June 30, 2005, fees were waived for the Money Market Portfolios as follows:

	Management Fee	Co-Administration Fee	Class B 12b-1 Fee	Class C 12b-1 Fee
U.S. Government Money Market	$70,848	$70,848	$0	$17,938
Municipal Money Market	45,399	21,091	0	61,498
Cash Reserve	117,177	29,094	89	408,013

Other Important Information

June 30, 2005 (Unaudited)

Portfolio Proxy Voting Policies & Procedures

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the period ended June 30, 2005, are available without a charge, upon request, by contacting First Funds at 800.442.1941 or on the commission’s website at http://www.sec.gov.

Portfolio Holdings

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period.  Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting the Portfolio at 800.442.1941 and on the Commission’s website at http://www.sec.gov.  You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the Commission at 800.SEC.0330.

Miscellaneous

For the year ended June 30, 2005, 45.89% of the Core Equity Portfolio’s dividends from investment income qualify for the corporate dividends received deduction.  In addition, 45.89% of the Core Equity Portfolio’s ordinary income distributions for the period ended June 30, 2005 will meet the requirements for qualifying dividend income.

For the year ended June 30, 2005, 99.86% and 100.00% of the income dividends paid by the Tennessee Tax-Free and Municipal Money Market Portfolios, respectively, should be treated as tax-exempt dividends.

As of June 30, 2005, one shareholder owned 24% (a related party) of the Core Equity Portfolio and 65% (a related party) of the Capital Appreciation Portfolio.  Two separate shareholders owned 35% (a related party) and 10% of the Intermediate Bond Portfolio.  Additionally, as of June 30, 2005, one shareholder owned 25% of the Municipal Money Market Portfolio, and 68% of the Cash Reserve Portfolio.

Effective May 24, 2004, the Trustees of the Trust receive an annual fee of $12,000.  Each Trustee also receives an additional fee for each Trustees’ meeting attended.

Trustees

June 30, 2005 (Unaudited)

The business affairs of First Funds (the “Trust”) are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Massachusetts and the Trust’s Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the trustees and is available without charge upon request by calling toll-free (800) 442-1941.

			Number of
	Position(s) Held		Portfolios in	Other Dir-
	with the Trust		Fund Com-	ectorships
	and Length of		plex Overseen	Held by
Name & Age(1)	Time Served(2)	Principal Occupation(s) During the Past 5 Years	by Trustee	Trustee(3)
INDEPENDENT TRUSTEES

John A. DeCell (69)	Trustee (since 1992)	Mr. DeCell is the owner/president of DeCell & Company (real estate consulting and management), and President of Capital Advisers, Inc. (real estate consulting and management).	7	None

Ken W. Edmundson (54)	Trustee (since 2004)	Mr. Edmundson is Member/President of Sparks-Edmundson Business Investment Group (investments) and CEO/Founder of Edmundson Northstar Companies (CEO/sales/management training). Mr. Edmundson was Chairman (until 2002) of the Financial Resource Management Group, a financial planning and insurance money management firm. Mr. Edmundson also was a member of the Ascent Capital Partners and Ark Fund, a hedge fund, from 2002-2003.	7	None

Larry W. Papasan (64)	Trustee (since 1992)	Mr. Papasan is a Trustee of the Reaves Utility Income Fund and a Board Member of Triumph Bank, Memphis Tennessee.	7	Current Director of Smith & Nephew, Inc. (orthopedic division). He was also former Chairman and President of Smith & Nephew, Inc. (until 2002).

Richard C. Rantzow (67)	Chairman & Trustee (since 1992)	Mr. Rantzow was CFO/Director, Ron Miller Associates, Inc. (manufacturer). Mr. Rantzow was Managing Partner (until 1990) of the Memphis office of Ernst & Young. He is a Trustee of the Clough Global Allocation Fund and the Clough Global Equity Fund.	7	None

INTERESTED TRUSTEES AND OFFICERS

George P. Lewis (66)	President & Trustee (since 1999)	Mr. Lewis is currently a director of Methodist Extended Care Hospital, a non-profit health care company. Formerly Mr. Lewis was employed by First Tennessee Bank and served as Executive Vice President and Manager of the Money Management Group of First Tennessee Bank. He was also an officer of First Tennessee Bank and a director for Martin & Company and Highland Capital Management Corp., both investment advisers and affiliates of First Tennessee. Because of his affiliation with First Tennessee, Mr. Lewis is considered an “Interested” Trustee of First Funds.	7	None

The accompanying notes are an integral part of the financial statements.

Number of
	Position(s) Held		Portfolios in	Other Dir-
	with the Trust		Fund Com-	ectorships
	and Length of		plex Overseen	Held by
Name & Age(1)	Time Served(2)	Principal Occupation(s) During the Past 5 Years	by Trustee	Trustee(3)

Charles G. Burkett (54)	Trustee (since 2003)

Mr. Burkett is currently the President, First Tennessee Financial Services and Executive Vice President, First Horizon National Corporation.  From 2001-2004, Mr. Burkett served as President, Memphis Financial Services of First Tennessee Bank.  Mr. Burkett served as an Executive Vice President, Manager Affluent Markets, First Tennessee Bank, from 1997 to 2001.  Mr. Burkett is a director of First Tennessee Brokerage, a broker/dealer, Highland Capital Management Corp. and Martin & Company, both investment advisers and affiliates of First Tennessee.  Mr. Burkett is also director of FT Insurance Corporation, First Express Remittance Processing, Inc., First Horizon MSAver Resources, Inc., and First Horizon Housing Corporation.  Mr. Burkett is a director of the following non-profit organizations Mid-South Minority Business Council, Memphis Regional Chamber, LeBonheur Foundation, Memphis Symphony, University of Memphis Board of Visitors, University of Memphis Tiger Club, United Way of the Mid-South, and First Horizon Foundation. Because of his affiliation with First Tennessee, Mr. Burkett is considered an “Interested” Trustee of First Funds.

			7	None

Jeremy May (35)(4)	Treasurer (since 2001)

Mr. May has been a Vice President of ALPS Distributors, Inc., since October 1997, and is Managing Director of Operations and Client Services at ALPS Mutual Funds Services, Inc.  Mr. May is also the Treasurer of Financial Investors Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, and Clough Global Equity Fund.

			N/A	N/A

Tané Tyler (40)(4)	Secretary (since 2004)

Ms. Tyler is General Counsel, ALPS Mutual Funds Services, Inc. (mutual fund service provider) and ADI, September 2004 to present.  She is Secretary, Financial Investors Variable Insurance Trust (open-end investment company), December 2004 to present; Secretary, Reaves Utility Income Fund (closed-end investment company), December 2004 to present; and Secretary, Westcore Funds, February 2005 to present.  Previously Ms. Tyler was Vice President and Associate Counsel with Oppenheimer Funds, January 2004 until August 2004; and Vice President and Assistant General Counsel, Invesco Funds September 1991 until December 2003.

			N/A	N/A

(1)	Each Trustee and officer may be contacted by writing to the Trustee or officer, c/o First Funds, 1625 Broadway, Suite 2200, Denver, CO 80202

(2)

Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates. Each officer is typically elected for a term of one year, serving until the earliest of: (a) the election of his successor; (b) the date the officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s Code of Regulations; or (c) the Trust terminates.

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Jeremy May and Tané Tyler are “Interested Persons” of the Trust due to their affiliation with ALPS Mutual Funds Services, Inc. and ALPS Distributors, Inc.

The accompanying notes are an integral part of the financial statements.

Approval of Investment Advisory Agreements

June 30, 2005 (Unaudited)

On May 2, 2005, the Board of Trustees met in person to discuss, among other things, the renewal and approval of the Investment Advisory, Sub-Advisory and Co-Advisory Agreements (“Advisory Agreement”) between the Trust and First Tennessee, DMC, BIMC, Highland and Martin (the “Co-Advisers and Sub-advisors”). The Independent Trustees met with Fund Counsel, Baker, Donelson, Bearman, Caldwell & Berkowitz, and Counsel to the Independent Trustees, Bingham McCutchen LLP, and discussed the Advisory Agreement and other related materials.

In approving the Advisory Agreements the Trustees, including the Independent Trustees, considered the following factors with respect to the Portfolios:

(i)    a report comparing each Portfolio’s fees, expenses, performance and certain other characteristics to those of a peer group for each fund selected by Lipper, Inc., (“Lipper”) an independent reporting agency;

(ii)   reports and presentations by First Tennessee and each Sub-adviser or Co-adviser that described (a) the nature, extent and quality of the services provided by that entity to the applicable portfolios, (b) the fees and other amounts paid under the advisory agreement, including information as to the fees charged and services provided to the other clients, (c) certain information about the entity’s compliance program and procedures and any regulatory issues, (d) brokerage practices, including soft dollar practices, (e) proxy voting policies and procedures, (f) the entity’s code of ethics and (g) certain financial information, including a profitability analysis concerning the relationship with the portfolios; and

(iii)  reports and information from First Tennessee and ADI concerning the Portfolios’ distribution arrangements and sales and redemption information.

Advisory Fees Paid

The Trustees also considered the advisory fees to be paid by each Portfolio and the comparative cost of similar services being paid by other similar funds. The Trustees reviewed and discussed the comparative information prepared by Lipper in this regard. It was noted that:

(i)    after giving effect to First Tennessee’s waiver of a portion of its advisory and administrative fees, the advisory fee for Core Equity Portfolio approximated the median for the peer group for all share classes;

(ii)   after giving effect to First Tennessee’s waiver of a portion of its advisory fees, the advisory fee for Capital Appreciation Portfolio either approximated or was lower then median for the peer group, depending on the shares class;

(iii)  the advisory fees for Intermediate Bond and Tennessee Tax-Free Portfolios approximated or were lower than median for the peer group for all shares classes; and

(iv)  the advisory fees for the Money Market Portfolios were well below median for all shares classes.

The Trustees received and considered information showing what each Sub-adviser or Co-adviser charged its other managed mutual fund clients and other non-mutual fund clients, and had determined that the Portfolios’ fees were lower than the fees charged to the comparable clients and appeared reasonable in relation to those fees, and that the services equaled or exceeded those provided to non-mutual fund clients.

The Trustees took note of the fact that there were few breakpoints in the Portfolios’ fee schedules, but noted that the Portfolios had suffered net redemptions during the year and that if that situation should change they could re-evaluate the fee schedules. The Trustees noted that they had received profitability information for First Tennessee and each Sub-adviser or Co-adviser, and the information (which for First Tennessee, Highland and Martin was prepared in a variety of ways at the Trustees’ request) showed that each adviser’s profitability was consistent with profitability from prior years and appeared reasonable under the circumstances.

The accompanying notes are an integral part of the financial statements.

The Trustees also considered the total annual operating expenses paid by each Portfolio and the total annual operating expenses being paid by other similar portfolios, as reflected in the Lipper materials. It was noted that: (i) after giving effect to First Tennessee’s waiver of advisory and administrative fees, total expenses were below median for all classes of Core Equity Portfolio other than Class I; (ii) total expenses were below median for all classes of Capital Appreciation Portfolio, Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio (except that Class I shares of each Portfolio and Class A shares of the Tennessee Tax-Free Portfolio were approximately equal to the median); and (iii) total expenses for all classes of the Money Market Portfolios were well below the median except for Class B shares of the Cash Reserve Portfolio.

Performance

The Trustees also considered the investment performance of each Portfolio. In this regard the Trustees discussed:

(i)    the performance information obtained from Lipper which compared each Portfolio’s performance against a benchmark index and ranked each Portfolio’s performance against that of other mutual funds in its peer group;

(ii)   information obtained from each Sub-adviser or Co-adviser that showed the applicable Portfolio’s performance as compared to comparable funds and accounts managed by the Sub-adviser or Co-adviser; and

(iii)  the performance information provided on a quarterly basis by First Tennessee. The Trustees noted that the U.S. Government and Municipal Money Market Portfolios had strong performance for the past five years and that the Cash Reserve Portfolio had good performance except for the new Class B shares (where the 12b-1 fee had affected performance).

The Trustees noted that while the one and three year performance of the Core Equity Portfolio was below the median, the five and ten year performance was good, quite good in the case of the ten year performance. The Trustees noted that in recognition of the Trustees’ concerns about performance, First Tennessee had agreed to waive a portion of its advisory and administrative fees for this Portfolio. The Trustees noted that while the three and five year performance of the Capital Appreciation Portfolio was above the median, the one year performance was below the median. The Trustees noted that here again, in recognition of the performance issues, First Tennessee had agreed to waive a portion of its advisory and administrative fees for this Portfolio. For the Intermediate Bond Portfolio, the Trustees noted that the three and five year performance was approximately the median and the one year performance was below the median, and that Martin, the Sub-adviser, attributed this underperformance to the Portfolio’s quality bias. The Trustees noted that total expenses were well below median for this Portfolio. For the Tennessee Tax-Free Portfolio, the Trustees noted that performance had consistently lagged for all measurement periods, which Martin, the Sub-adviser again attributed to the Portfolio’s quality bias.  Again the Trustees noted that total expenses were generally at or below the median for all share classes.

Conclusion

After discussions, the Board concluded that First Tennessee and each Sub-adviser or Co-adviser had the capabilities, resources and personnel necessary to manage the applicable Portfolios. The Board further concluded that based on the services provided by First Tennessee and each Sub-adviser or Co-adviser to the Portfolios pursuant to the advisory agreements, and the expenses incurred by them in the performance of such services, and taking into account the agreed-upon fee waivers, the compensation payable to them is fair and reasonable.

Therefore, based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that in the best interest of the Portfolios and their shareholders, the Investment Advisory Agreements were re-approved.

The accompanying notes are an integral part of the financial statements.

FIRST FUNDS
1625 Broadway	800.442.1941
Suite 2200	www. FirstFunds.com
Denver, CO 80202

INVESTMENT ADVISER

Core Equity, Intermediate Bond, and

Tennessee Tax-Free Portfolios

First Tennessee Bank National

Association - Memphis, Tennessee

CO-INVESTMENT ADVISERS

Capital Appreciation Portfolio

First Tennessee Bank National

Association - Memphis, Tennessee

Delaware Management Company -

Philadelphia, Pennsylvania

CO-INVESTMENT ADVISERS

Money Market Portfolios

First Tennessee Bank National

Association - Memphis, Tennessee

BlackRock Institutional Management

Corporation - Wilmington, Delaware

SUB-ADVISER

Core Equity Portfolio

Highland Capital Mangement

Corporation - Memphis, Tennessee

SUB-ADVISER

Intermediate Bond and Tennessee Tax-Free Portfolios

Martin & Company, Inc.,-

Knoxville, Tennessee

ADMINISTRATOR & FUND ACCOUNT

ALPS Mutual Funds Services, Inc. -

Denver, Colorado

DISTRIBUTOR

ALPS Distributors, Inc., -

Denver, Colorado

CO-ADMINISTRATOR

First Tennessee Bank National

Association - Memphis, Tennessee

TRANSFER AND SHAREHOLDER SERVICING AGENT

Boston Financial Data Services -

Boston, Massachusetts

CUSTODIAN

State Street Bank & Trust Company -

Boston, Massachusetts

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP -

Denver, Colorado

OFFICERS

George P. Lewls, President

Jeremy O. May, Treasurer

Tané T. Tyler, Secretary

TRUSTEES

Charles G. Burkett

John A. DeCell

Ken W. Edmundson

George P. Lewis

Larry W. Papasan

Richard C. Rantzow

This report has been prepared for First Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Item 2 - Code of Ethics

(a)          The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)         Not applicable.

(c)          During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)         During the period covered by this report, no implicit or explicit waivers to the provisions of this code of ethics adopted in 2(a) above were granted.

(e)          Not applicable.

(f)            The Registrant’s Code of Ethics is attached as an Exhibit hereto under Item 11(a)(1) of this Form N-CSR.

Item 3 - Audit Committee Financial Expert

The Board of Trustees of the Registrant has determined that the Registrant has at least one “audit committee financial expert” serving on its committee. The Board of Trustees has designated Richard C. Rantzow as the Registrant’s “audit committee financial expert”. Richard C. Rantzow is “independent” as defined in paragraph (a)(2) to Item 3 of Form N-CSR.

Item 4 - Principal Accountant Fees and Services

(a)           Audit Fees:  For the Registrant’s fiscal years ended June 30, 2005 and June 30, 2004, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $39,000 for the fiscal year ended June 30, 2005 and $136,500 for the fiscal year ended June 30, 2004.

(b)          Audit-Related Fees:  In Registrant’s fiscal years ended June 30, 2005 and June 30, 2004, the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2005 and $0 for the fiscal year ended June 30, 2004 for out of pocket expenses related to the audit of the financial statements.

(c)           Tax Fees:  For the Registrant’s fiscal years ended June 30, 2005 and June 30, 2004, aggregate fees of $1,750 and $2,650 respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)          All other Fees:  In Registrant’s fiscal years ended June 30, 2005 and June, 2004, the aggregate fees billed to Registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $8,500 for the fiscal year ended June 30, 2005 and $8,300 for the fiscal year ended June 30, 2004 for services related to the review of the semi-annual financial statements, an anti-money laundering audit, and for professional services rendered in connection with an N-14.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:  The Registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before the engagement.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule
2-01 of Regulation S-X.

(f)  Not applicable

(g) Not applicable

(h) Not applicable

Item 5 - Audit Committee of Listed Registrants

The Board of Trustees has established an Audit Committee.  The members of the Audit Committee are Mrrs. DeCell, Edmundson, Papasan and Rantzow who are all Independent Trustees

Item 6 – Schedule of Investments

Schedule of Investments in included as part of the report to shareholders filed under item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10 - Submission of Matters to Vote of Security Holders

The Board of Trustees has adopted, as of May 2, 2005, procedures by which shareholders may recommend nominees to the registrant’s board of trustees. Shareholders may submit candidates for consideration regarding independent Board member nominees.

Item 11 - Controls and Procedures

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 - Exhibits

(a)(1)                    The code of ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Ex.12.A.1.

(a)(2)                    Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(a)(3)                    Not applicable.

(b)                                 A certification for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.  The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FUNDS
By:	/s/ George Lewis
George Lewis
President

Date:	September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Lewis
George Lewis
President

Date:	September 7, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer

Date:	September 7, 2005